MERRILL LYNCH
                               SMALL CAP
                               INDEX FUND

                               Merrill Lynch
                               Index Funds, Inc.

                               [GRAPHIC OMITTED]

                      STRATEGIC
                               Performance

                               Semi-Annual Report
                               June 30, 2000

                       Merrill Lynch Small Cap Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
   Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

DEAR SHAREHOLDER

Market Review

The unmanaged Russell 2000 Index ended 1999 at an all-time high of 504.75 as a fourth-quarter rally helped the Index finally surpass the levels it had reached in April 1998. As the new millennium began, the small-capitalization sector continued to post strong gains propelled by strength in the biotechnology and Internet-related groups. A strong rally that began in late February pushed the Russell 2000 Index's momentum to new all-time highs, as it rose above the 600 level for the first time ever during the first week of March.

However, as a sign of the ever-present volatility in the US equity market, renewed weakness surfaced in the latter half of March, just as the Federal Reserve Board was preparing to raise interest rates for the second time during the year on March 21, 2000. Especially hard hit during this period was the Russell 2000 Index's technology sector, which had shown weakness in the middle of the month, but crumbled as March drew to a close. The Russell 2000 Index fell back to 539.09 by March 31, 2000, a loss of just over 11% in the last three weeks of the calendar's first quarter. For the first quarter of 2000, the Index produced a total return of +7.08%.

The correction in the technology sector continued through the middle of April, dragging the Russell 2000 Index back down to the mid-450 range by the middle of the month, a level first attained by the Index in September 1997. Between the middle of April through the middle of May, the Russell 2000 Index reattained the 520 level, but once again sold off back down to the mid-450s. Despite the Federal Reserve Board's third interest rate increase of the year (this time by 0.50% on May 16, 2000), the Russell 2000 Index managed an extraordinary +8.7% in June, propelled by strong performance in the technology and healthcare sectors. The Russell 2000 Index finished the first half of the year at 517.23, about 12.5 points higher than its level at year end.

Portfolio Matters

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its objective by investing all of its assets in Master Small Cap Index Series. There are two principal investments made by the Series in its attempt to replicate the returns of the benchmark Russell 2000 Index. The primary investment is an underlying equity portfolio in which most of the assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts that are used as a mechanism to invest daily cash inflows. The Series uses these futures as a way to maintain a pool of liquidity should the need for cash arise in the event of Fund redemptions.

At June 30, 2000, the Series had an equity portfolio valued at $122.3 million, which represents more than 80% of total net assets. In addition, the Series held a long position of 100 Russell 2000 futures contracts. At June 30, 2000, nearly 20% was invested in Russell 2000 futures contracts, having benefited from an inexpensive calendar roll market during the quarter, as it rolled its holdings of June futures contracts into the September expiration cycle.

Russell reconstitutes all of its Indexes (Russell 1000, 2000 and 3000) annually at the end of June in order to reflect the new market capitalization weightings of all potential constituents. The rebalanced weightings are based on market capitalization data from the end of May. Master Small Cap Index Series was rebalanced through a series of market trades and cross trades to ensure its ability to correctly replicate the newly revised Index. In this year's rebalance trade, the Series undertook trades involving the purchase (and sale) of approximately $54 million of its equity portfolio.

Performance Results

For the six months ended June 30, 2000, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +3.48% and +3.40%, respectively. Since inception (April 9, 1997), the Fund's Class A and Class D Shares had total returns of +53.79% and +52.61%, respectively. The Russell 2000 Index produced a total return of +3.04% for the first half of 2000 and +55.16% since the Fund's inception through June 30, 2000. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

The Fund's outperformance for the first half of the year resulted from a profitable exchange on February 18, 2000. In this trade, the Series replaced 90 Russell 2000 March futures with an equity portfolio with an equivalent dollar value at $24.4 million. This type of transaction allowed us to sell futures at an attractive level while simultaneously lowering the Series' expected tracing error relative to the underlying Index. In addition, the Series benefited from two quarterly futures expirations in which the roll traded cheaply in both March and June.

The Fund closed the first half of 2000 with net assets of $104.3 million. This represents an increase of more than 36% over the Fund's net assets of $76.6 million at the end of 1999. This growth was generated mainly by the steady inflow of new cash into the Fund.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 16, 2000


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative and management fees, respectively. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                        Since
                                          6 Month       12 Month      Inception
As of June 30, 2000                     Total Return  Total Return  Total Return
================================================================================
ML Small Cap Index Fund Class A Shares*    +3.48%       +15.02%       +53.79%
--------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*    +3.40        +14.82        +52.61
--------------------------------------------------------------------------------
Russell 2000 Index**                       +3.04        +14.32        +55.16
================================================================================
* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/00                                                       +15.02%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/00                                      +14.28
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/00                                                       +14.82%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/00                                      +14.01
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND      As of June 30, 2000
===================================================================================================================================
Assets:         Investment in Master Small Cap Index Series, at value (identified cost--$105,181,879)                  $104,303,655
                Receivable from investment adviser ..................................................                        16,888
                Deferred organization expenses ......................................................                         6,893
                Prepaid registration fees and other assets ..........................................                        30,945
                                                                                                                       ------------
                Total assets ........................................................................                   104,358,381
                                                                                                                       ------------
===================================================================================================================================
Liabilities:    Payables:
                   Administrator ....................................................................  $     22,798
                   Distributor ......................................................................        12,565          35,363
                                                                                                       ------------
                Accrued expenses and other liabilities ..............................................                        42,307
                                                                                                                       ------------
                Total liabilities ...................................................................                        77,670
                                                                                                                       ------------
===================================================================================================================================
Net Assets:     Net assets ..........................................................................                  $104,280,711
                                                                                                                       ============
===================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                  $        343
Consist of:     Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....                           513
                Paid-in capital in excess of par ....................................................                    93,437,487
                Undistributed investment income--net ................................................                       565,187
                Undistributed realized capital gains on investments from the Series--net ............                    11,155,405
                Unrealized depreciation on investments from the Series--net .........................                      (878,224)
                                                                                                                       ------------
                Net assets ..........................................................................                  $104,280,711
                                                                                                                       ============
===================================================================================================================================
Net Asset       Class A--Based on net assets of $41,852,039 and 3,432,969 shares outstanding ........                  $      12.19
Value:                                                                                                                 ============
                Class D--Based on net assets of $62,428,672 and 5,129,032 shares outstanding ........                  $      12.17
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND           For the Six Months Ended June 30, 2000
===================================================================================================================================
Investment Income:   Investment income allocated from the Series ....................................                  $    850,754
                     Expenses allocated from the Series .............................................                       (36,526)
                                                                                                                       ------------
                     Net investment income from the Series ..........................................                       814,228
                                                                                                                       ------------
===================================================================================================================================
Expenses:            Administration fee .............................................................  $    138,354
                     Account maintenance fee--Class D ...............................................        72,080
                     Registration fees ..............................................................        32,123
                     Printing and shareholder reports ...............................................        24,817
                     Professional fees ..............................................................        11,700
                     Transfer agent fees ............................................................         2,510
                     Amortization of organization expenses ..........................................         1,857
                     Accounting services ............................................................           771
                     Other ..........................................................................           442
                                                                                                       ------------
                     Total expenses before reimbursement ............................................       284,654
                     Reimbursement of expenses ......................................................       (22,167)
                                                                                                       ------------
                     Total expenses after reimbursement .............................................                       262,487
                                                                                                                       ------------
                     Investment income--net .........................................................                       551,741
                                                                                                                       ------------
===================================================================================================================================
Realized &           Realized gain on investments from the Series--net ..............................                    10,035,369
Unrealized Gain      Change in unrealized appreciation/depreciation on investments
(Loss) from the      from the Series--net ...........................................................                    (9,215,218)
Series--Net:                                                                                                           ------------
                     Net Increase in Net Assets Resulting from Operations ...........................                  $  1,371,892
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                           For the Six       For the
SMALL CAP                                                                                              Months Ended     Year Ended
INDEX FUND           Increase (Decrease) in Net Assets:                                                June 30, 2000   Dec. 31, 1999
===================================================================================================================================
Operations:          Investment income--net .........................................................  $    551,741    $    758,076
                     Realized gain on investments from the Series--net ..............................    10,035,369       3,496,913
                     Change in unrealized appreciation/depreciation on investments from the
                     Series--net ....................................................................    (9,215,218)      7,359,682
                                                                                                       ------------    ------------
                     Net increase in net assets resulting from operations ...........................     1,371,892      11,614,671
                                                                                                       ------------    ------------
===================================================================================================================================
Dividends &          Investment income--net:
Distributions to        Class A .....................................................................            --        (341,771)
Shareholders:           Class D .....................................................................            --        (402,859)
                     Realized gain on investments from the Series--net:
                        Class A .....................................................................            --      (1,085,010)
                        Class D .....................................................................            --      (1,532,245)
                                                                                                       ------------    ------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ................................................................            --      (3,361,885)
                                                                                                       ------------    ------------
===================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions .............    26,358,105      19,235,069
Transactions:                                                                                          ------------    ------------
===================================================================================================================================
Net Assets:          Total increase in net assets ...................................................    27,729,997      27,487,855
                     Beginning of period ............................................................    76,550,714      49,062,859
                                                                                                       ------------    ------------
                     End of period* .................................................................  $104,280,711    $ 76,550,714
                                                                                                       ============    ============
===================================================================================================================================
                   * Undistributed investment income--net ...........................................  $    565,187    $     13,446
                                                                                                       ============    ============
===================================================================================================================================

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                                                                                ---------------------------------------------------
                   The following per share data and ratios have been derived                       For the Year      For the Period
MERRILL LYNCH      from information provided in the financial statements.      For the Six        Ended Dec. 31,     April 9, 1997+
SMALL CAP                                                                     Months Ended     ---------------------       to
INDEX FUND         Increase (Decrease) in Net Asset Value:                    June 30, 2000      1999        1998     Dec. 31, 1997
===================================================================================================================================
Per Share          Net asset value, beginning of period ......................  $   11.78      $   10.27   $   12.28    $   10.00
Operating                                                                       ---------      ---------   ---------    ---------
Performance:       Investment income--net ....................................        .07            .15         .13          .10
                   Realized and unrealized gain (loss) on investments
                   from the Series--net ......................................        .34           1.94        (.59)        2.60
                                                                                ---------      ---------   ---------    ---------
                   Total from investment operations ..........................        .41           2.09        (.46)        2.70
                                                                                ---------      ---------   ---------    ---------
                   Less dividends and distributions:
                      Investment income--net .................................         --           (.14)       (.13)        (.10)
                      In excess of investment income--net ....................         --             --        (.01)          --**
                      Realized gain on investments from the Series--net ......         --           (.44)      (1.41)        (.32)
                                                                                ---------      ---------   ---------    ---------
                   Total dividends and distributions .........................         --           (.58)      (1.55)        (.42)
                                                                                ---------      ---------   ---------    ---------
                   Net asset value, end of period ............................  $   12.19      $   11.78   $   10.27    $   12.28
                                                                                =========      =========   =========    =========
===================================================================================================================================
Total Investment   Based on net asset value per share ........................      3.48%+++      20.79%      (3.14%)      27.04%+++
Return:                                                                         =========      =========   =========    =========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..........................       .47%*          .50%        .50%         .52%*
Net Assets:                                                                     =========      =========   =========    =========
                   Expenses++ ................................................       .52%*          .61%        .84%        1.00%*
                                                                                =========      =========   =========    =========
                   Investment income--net ....................................      1.30%*          1.50%      1.14%        1.45%*
                                                                                =========      =========   =========    =========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..................  $  41,852      $  30,911   $  18,122    $  26,478
Data:                                                                           =========      =========   =========    =========
===================================================================================================================================

                                                                                                     Class D
                                                                                ---------------------------------------------------
                   The following per share data and ratios have been derived                       For the Year      For the Period
MERRILL LYNCH      from information provided in the financial statements.      For the Six        Ended Dec. 31,     April 9, 1997+
SMALL CAP                                                                     Months Ended     ---------------------       to
INDEX FUND         Increase (Decrease) in Net Asset Value:                    June 30, 2000      1999        1998     Dec. 31, 1997
===================================================================================================================================
Per Share          Net asset value, beginning of period ......................  $   11.77      $   10.27   $   12.28    $   10.00
Operating                                                                       ---------      ---------   ---------    ---------
Performance:       Investment income--net ....................................        .06            .12         .11          .09
                   Realized and unrealized gain (loss) on investments from
                   the Series--net ...........................................        .34           1.94        (.60)        2.60
                                                                                ---------      ---------   ---------    ---------
                   Total from investment operations ..........................        .40           2.06        (.49)        2.69
                                                                                ---------      ---------   ---------    ---------
                   Less dividends and distributions:
                      Investment income--net .................................         --           (.12)       (.11)        (.09)
                      In excess of investment income--net ....................         --             --          --**         --**
                      Realized gain on investments from the Series--net ......         --           (.44)      (1.41)        (.32)
                                                                                ---------      ---------   ---------    ---------
                   Total dividends and distributions .........................         --           (.56)      (1.52)        (.41)
                                                                                ---------      ---------   ---------    ---------
                   Net asset value, end of period ............................  $   12.17      $   11.77   $   10.27    $   12.28
                                                                                =========      =========   =========    =========
===================================================================================================================================
Total Investment   Based on net asset value per share ........................      3.40%+++      20.45%      (3.41%)      26.87%+++
Return:                                                                         =========      =========   =========    =========
===================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ ..........................       .72%*          .74%        .75%         .77%*
Net Assets:                                                                     =========      =========   =========    =========
                   Expenses++ ................................................       .77%*          .86%       1.09%        1.25%*
                                                                                =========      =========   =========    =========
                   Investment income--net ....................................      1.05%*         1.24%        .88%        1.20%*
                                                                                =========      =========   =========    =========
===================================================================================================================================
Supplemental       Net assets, end of period (in thousands) ..................  $  62,429      $  45,640   $  30,941    $  38,778
Data:                                                                           =========      =========   =========    =========
===================================================================================================================================

  * Annualized.
  + Commencement of operations.
 ++ Includes the Fund's share of the Series' allocated expenses.
+++ Aggregate total investment return.
 ** Amount is less than $.01 per share.

    See Notes to Financial Statements.


                                     6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .29% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2000, FAM earned fees of $138,354, of which $22,167 were voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2000 were $48,131,143 and $16,403,991, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $26,358,105 and $19,235,069 for the six months ended June 30, 2000 and for the year ended December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2000                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,209,484       $ 27,938,888
Shares redeemed ..........................        (1,401,601)       (17,614,840)
                                                ------------       ------------
Net increase .............................           807,883       $ 10,324,048
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year Ended                                     Dollar
December 31, 1999                                   Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,628,319       $ 27,696,362
Shares issued to shareholders in
reinvestment of dividends and
distributions ............................           118,208          1,282,561
                                                ------------       ------------
Total issued .............................         2,746,527         28,978,923
Shares redeemed ..........................        (1,885,509)       (19,675,972)
                                                ------------       ------------
Net increase .............................           861,018       $  9,302,951
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2000                                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,044,737       $ 25,445,522
Shares redeemed ..........................          (794,623)        (9,411,465)
                                                ------------       ------------
Net increase .............................         1,250,114       $ 16,034,057
                                                ============       ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year Ended                                     Dollar
December 31, 1999                                   Shares            Amount
--------------------------------------------------------------------------------
Shares sold ..............................         2,711,657       $ 28,801,963
Shares issued to shareholders in
reinvestment of dividends and
distributions ............................           160,372          1,738,434
                                                ------------       ------------
Total issued .............................         2,872,029         30,540,397
Shares redeemed ..........................        (2,005,895)       (20,608,279)
                                                ------------       ------------
Net increase .............................           866,134       $  9,932,118
                                                ============       ============
--------------------------------------------------------------------------------


                                     8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS

Master Small Cap Index Series
--------------------------------------------------------------------------------

COMMON STOCKS
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  1st Source Corporation                                 1,341      $     21,037
+ 24/7 Media, Inc.                                       2,712            42,375
+ 3Dfx Interactive, Inc.                                 3,602            28,028
+ the 3DO Company                                        4,500            34,780
+ 4Kids Entertainment, Inc.                              1,500            38,921
+ 99 Cents Only Stores                                   1,533            61,128
  A. Schulman, Inc.                                      4,025            48,552
  AAR Corp.                                              4,249            50,988
+ ABIOMED, Inc.                                            700            21,444
  ABM Industries, Inc.                                   2,339            53,797
+ ACNielsen Corporation                                  6,800           149,221
+ ACT Manufacturing, Inc.                                1,600            74,116
+ ACTV, Inc.                                             4,433            66,218
+ ADAC Laboratories                                      2,200            52,547
+ ADVO Systems, Inc.                                     2,582           108,444
  AGCO Corporation                                       8,150            99,838
+ AGENCY.COM Inc.                                          300             5,309
  AGL Resources Inc.                                     6,932           110,479
  AK Steel Holding Corporation                           9,500            74,907
  AMCOL International Corporation                        3,462            57,123
  AMCORE Financial, Inc.                                 3,479            63,709
  AMETEK, Inc.                                           4,164            72,870
+ ANADIGICS, Inc.                                        3,776           128,620
  A.O. Smith Corporation                                 2,737            57,306
+ APAC Customer Services Inc.                            2,300            25,179
+ ARIAD Pharmaceuticals, Inc.                            3,500            46,191
+ ATMI, Inc.                                             2,597           120,761
+ ATS Medical, Inc.                                      1,600            23,216
+ AVANT Immunotherapeutics, Inc.                         4,800            50,148
+ AVT Corporation                                        4,430            32,671
+ AXENT Technologies, Inc.                               3,986            98,903
  Aaron Rents, Inc.                                      2,211            27,776
+ Abercrombie & Fitch Co. (Class A)                     11,200           135,419
+ About.com, Inc.                                        1,783            56,165
+ Acacia Research Corporation                            1,500            35,827
+ Accredo Health, Incorporated                           1,529            52,846
+ Accrue Software, Inc.                                  2,500            88,462
  The Ackerley Group Inc.                                  612             7,191
+ Aclara Biosciences Inc.                                1,000            50,822
+ Acme Communications, Inc.                                800            14,508
+ Actel Corp.                                            3,037           138,563
+ Active Software, Inc.                                  2,200           170,659
+ Actuate Corporation                                    3,635           194,018
+ Acuson Corporation                                     3,114            42,039
+ Adaptive Broadband Corporation                         4,784           175,812
+ Ade Corporation                                          700            13,307
+ Adelphia Business Solutions, Inc.                      3,665            84,982
+ Adept Technology, Inc.                                 1,300            60,625
+ Administaff, Inc.                                      1,288            81,788
+ Advance Paradigm, Inc.                                 2,883            59,102
+ Advanced Digital Information Corporation               6,561           104,566
+ Advanced Energy Industries, Inc.                       1,426            84,045
+ Advanced Lighting Technologies, Inc.                   2,200            40,447
  Advanced Marketing Services, Inc.                        400             7,329
+ Advanced Radio Telecom Corp.                           3,616            52,884
+ Advanced Tissue Sciences, Inc.                         8,700            68,872
  Advanta Corp.                                          3,342            40,731
+ Advantage Learning Systems, Inc.                         618             9,502
+ Advent Software, Inc.                                  3,374           217,623
+ Aeroflex Incorporated                                  2,708           134,554
+ Affiliated Managers Group, Inc.                        2,927           133,179
+ Agribrands International, Inc.                         1,553            65,129
  Airborne Freight Corporation                           6,354           120,329
+ Airgas, Inc.                                           6,887            39,170
+ AirGate PCS, Inc.                                      1,300            68,182
+ Airnet Communications Corporation                      1,000            26,010
+ AirTran Holdings, Inc.                                 7,410            30,798
  Alabama National BanCorporation                          411             8,143
+ Alamosa PCS Holdings, Inc.                               900            18,684
+ Alaska Air Group, Inc.                                 3,186            86,420
+ Alaska Communications Systems
    Holdings, Inc.                                         700             7,182
+ Albany International Corp. (Class A)                   2,208            32,016
+ Albany Molecular                                       1,114            60,643
+ Albemarle                                              3,048            60,198
+ Alexander & Baldwin, Inc.                              5,482           120,947
+ Alexander's, Inc.                                        286            20,950
  Alexandria Real Estate Equities, Inc.                  1,554            53,322
  Alexion Pharmaceuticals                                1,500           107,077
+ Alfa Corporation                                       5,040            88,200
+ Algos Pharmaceutical Corporation                       1,545            23,561
+ Allaire Corporation                                    2,868           105,399
+ Alleghany Corporation                                    597           100,296
+ Allen Telecom Inc.                                     3,832            67,779
+ Alliance Pharmaceutical Corp.                          6,700            74,604
+ Alliance Semiconductor Corporation                     3,404            83,611
+ Alliant Techsystems Inc.                               1,260            84,971
  Allied Capital Corporation                             9,531           162,027
+ Allied Riser Communications Corporation                7,000            98,070
+ Allscripts, Inc.                                       2,000            46,010
  Alpharma, Inc. (Class A)                               2,802           174,425
+ Amerco                                                 1,098            21,960
+ America West Holdings (Class B)                        4,794            82,097
+ American Axle & Manufacturing Holdings, Inc.             433             6,143
  American Capital Strategies, Ltd.                      3,200            76,032
+ American Classic Voyages Co.                           1,157            23,863
+ American Eagle Outfitters, Inc.                        2,300            31,947
  American Financial Holdings, Inc.                      3,100            48,856
+ American Freightways Corporation                       2,808            40,716
  American Greetings Corporation (Class A)               8,200           155,156
+ American Industrial Properties REIT                    1,209            16,397
+ American Italian Pasta Company (Class A)               2,310            47,788
+ American Management Systems,
    Incorporated                                         5,589           183,476
  American National Insurance Company                    1,100            56,077
  American States Water Company                          1,105            32,874
+ American Superconductor Corp.                          2,279           109,962
+ American Technical Ceramics Corp.                        600            16,656
+ American TeleSource International, Inc.                5,800            35,945
+ American Xtal Technology, Inc.                         2,124            91,863
+ AmeriCredit Corp.                                      9,692           164,764
+ AmeriPath, Inc.                                        3,959            35,136
+ AmeriSource Health Corporation (Class A)               6,533           202,523
  AmerUs Life Holdings, Inc. (Class A)                   1,627            33,557
+ Ames Department Stores, Inc.                           4,617            35,782
+ Amli Residential Properties Trust                      1,917            45,169
+ Amylin Pharmaceuticals, Inc.                           6,500            97,971
  Analogic Corporation                                     755            30,200
  Analysts International Corporation                     2,682            24,976
+ Anaren Microwave, Inc.                                 1,400           183,567
  Anchor Bancorp, Inc.                                   3,829            58,632
+ Anchor Gaming                                          1,084            51,964
+ Ancor Communications, Incorporated                     3,784           135,278
  Andover Bancorp Inc.                                     672            19,362
+ Anesta Corp.                                           1,927            47,934
+ Anixter International Inc.                             3,064            81,196
+ AnnTaylor Stores Corporation                           2,926            96,924
+ AnswerThink Consulting Group, Inc.                     3,908            64,971
+ Apex Inc.                                              2,603           113,881
+ Aphton Corporation                                     1,400            35,889
  Applebee's International, Inc.                         3,468           105,124
+ Applica Incorporated                                   3,260            36,879
  Applied Industrial Technologies, Inc.                  3,069            50,255
  Applied Power Inc. (Class A)                           5,078           170,113
+ Applied Science and Technology, Inc.                   1,800            46,368
+ AppliedTheory Corporation                              1,367            20,505
+ AppNet, Inc.                                           4,300           154,305
+ Apria Healthcare Group Inc.                            6,037            73,953
  AptarGroup, Inc.                                       4,237           114,399
+ Aradigm Corporation                                    2,600            45,201
+ Arch Capital Group Ltd.                                1,420            21,211
  Arch Chemicals, Inc.                                   2,450            53,594
  Arch Coal, Inc.                                        2,267            17,428
+ Arch Communications Group, Inc.                        5,200            33,202
  Arctic Cat Inc.                                        2,373            28,179
  Arden Realty, Inc.                                     7,600           177,933
  Area Bancshares Corporation                              738            16,467
+ AremisSoft Corporation                                 1,000            31,010
  Argonaut Group, Inc.                                   2,221            38,035
+ Argosy Gaming Company                                  2,397            34,457
+ Arguss Holdings, Inc.                                  1,447            27,312
+ Arkansas Best Corporation                              1,100            10,805
+ Armor Holdings, Inc.                                   1,300            16,750
  Armstrong Holdings, Inc.                               4,100            62,643
  Arnold Industries, Inc.                                2,629            31,712
  Arrow International, Inc.                              1,449            48,542
+ Artesyn Technologies, Inc.                             4,463           124,127
+ ArthroCare Corporation                                 1,200            63,762
  Arthur J. Gallagher & Co.                              4,710           197,820
  Arvin Industries, Inc.                                 3,062            53,202
+ Ask Jeeves, Inc.                                       2,300            41,279
+ Aspect Medical Systems, Inc.                             700            18,819
+ Aspen Technology, Inc.                                 3,315           127,628
+ Astec Industries, Inc.                                 1,962            49,786
  Astoria Financial Corporation                          6,400           164,743
+ Asyst Technologies, Inc.                               3,677           125,937
+ Atlantic Coast Airlines Holdings, Inc.                 1,488            47,244
+ Atlas Air, Inc.                                        1,958            70,243
  Atmos Energy Corporation                               4,107            71,873
+ Atwood Oceanics, Inc.                                  1,162            51,564
+ Audiovox Corporation (Class A)                         1,900            41,700
+ Aurora Biosciences Corporation                         2,500           170,181
+ Aurora Food Inc.                                         472             1,888
+ Avant! Corporation                                     4,971            93,129
+ Avid Technology, Inc.                                  3,163            37,956
+ Avigen, Inc.                                           1,700            74,392
+ Aviron                                                 2,379            73,452
+ Avis Rent A Car, Inc.                                  3,314            62,138
  Avista Corporation                                     6,019           104,956
+ Aware, Inc.                                            2,143           109,561
+ Aztar Corporation                                      4,980            77,190
+ Azurix Corp.                                           3,300            22,720
+ BARRA, Inc.                                            1,376            68,198
+ BOK FINANCIAL CORP                                       588            10,327
+ BRE Properties, Inc.                                   5,729           165,425
  BSB Bancorp, Inc.                                        620            12,439


                                    10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
+ BSQUARE Corporation                                    1,100      $     24,555
  BT Financial Corporation                               2,109            36,380
+ Bacou USA, Inc.                                          300             6,000
  Baldor Electric Company                                3,230            60,159
  Baldwin & Lyons, Inc. (Class B)                        1,553            26,498
+ Ball Corporation                                       3,600           115,875
+ Bally Total Fitness Holding Corporation                3,336            84,651
  BancFirst Corporation                                    212             6,678
  BancorpSouth, Inc.                                     7,104            99,900
  Bandag, Incorporated                                   1,450            35,163
  Bank of Granite Corp.                                  1,471            33,649
  Bank United Corp. (Class A)                            4,212           148,210
  BankAtlantic Bancorp, Inc. (Class B)                   5,396            31,702
  Banta Corporation                                      3,390            64,198
+ Barnes & Noble, Inc.                                   5,800           128,383
  Barnes Group Inc.                                      2,166            35,333
+ barnesandnoble.com inc.                                2,170            14,173
+ Barr Laboratories, Inc.                                2,584           115,818
+ Barrett Resources Corporation                          3,743           113,928
+ Basin Exploration, Inc.                                2,261            40,415
+ Battle Mountain Gold Company                          19,686            43,063
  Bay View Capital Corporation                           3,628            35,600
+ Be Free, Inc.                                          2,600            23,101
+ Beasley Broadcast Group, Inc. (Class A)                1,700            22,967
+ bebe stores, inc.                                        300             2,513
  Bedford Property Investors, Inc.                       2,404            44,624
  Bel Fuse Inc.                                            700            18,644
+ Belco Oil & Gas Corp.                                    700             5,881
  Belden Inc.                                            3,151            80,744
+ Bell & Howell Company                                  2,325            56,381
+ Ben & Jerry's Homemade, Inc. (Class A)                   400            17,354
+ Benchmark Electronics, Inc.                            2,083            76,160
  Bergen Brunswig Corporation (Class A)                 15,700            85,499
+ Beringer Wine Estates Holdings,
    Inc. (Class B)                                       1,333            47,072
  Berkley (W.R.) Corporation                             2,230            41,813
  Berry Petroleum Company (Class A)                      2,430            41,310
+ Bethlehem Steel Corporation                           16,888            60,164
+ Beverly Enterprises, Inc.                             12,962            36,456
+ Billing Concepts Corp.                                 6,196            27,495
  Bindley Western Industries, Inc.                       3,485            92,135
+ BindView Development Corporation                       4,515            54,180
+ BioCryst Pharmaceuticals, Inc.                         1,300            37,144
+ BioMarin Pharmaceutical Inc.                           1,700            28,704
+ Biomatrix, Inc.                                        1,927            43,598
+ Biopure Corporation                                    2,200            41,134
+ Bio-Rad Laboratories, Inc. (Class A)                   1,021            25,525
+ Biosite Diagnostics Incorporated                       2,000            96,145
+ Bio-Technology General Corp.                           7,081            93,381
+ Black Box Corporation                                  2,522           199,671
  Black Hills Corporation                                2,791            62,972
+ BlackRock, Inc.                                        1,900            54,881
+ Blaze Software, Inc.                                     900            12,267
  Block Drug Company, Inc. (Class A)                     1,495            63,257
+ Blount International, Inc.                             1,465            11,262
+ Bluestone Software, Inc.                               2,000            51,145
  Blyth, Inc.                                            4,400           129,800
  Bob Evans Farms, Inc.                                  5,244            78,332
+ Boca Resorts, Inc. (Class A)                           3,576            35,313
+ Bone Care International, Inc.                            500            11,724
+ Borders Group, Inc.                                   10,079           156,854
  BorgWarner, Inc.                                       3,100           108,888
+ Bottomline Technologies, Inc.                            944            32,273
  Bowne & Co., Inc.                                      5,006            50,373
+ Boyd Gaming Corporation                                4,800            26,700
+ The Boyds Collection, Ltd.                             7,450            63,325
  Boykin Lodging Company                                 2,177            29,390
  Bradley Real Estate, Inc.                              3,394            72,335
  Brandywine Realty Trust                                4,330            82,811
+ Braun Consulting, Inc.                                   800            16,808
+ Breakaway Solutions, Inc.                              1,100            29,573
  Brenton Banks, Inc.                                      837            11,613
  Briggs & Stratton Corporation                          2,500            85,487
+ Bright Horizons Family Solutions, Inc.                 2,069            44,225
+ Brightpoint, Inc.                                      6,667            57,711
+ Brio Technology Inc.                                   1,888            40,002
+ Broadbase Software, Inc.                               3,700           112,887
  Brookline Bancorp.                                     1,281            14,651
+ Brooks Automation, Inc.                                1,998           127,747
+ Brooktrout Inc.                                        1,853            40,419
  Brown & Brown                                          1,384            71,968
  Brown Shoe Company, Inc.                               2,502            32,526
  Brush Engineered Materials                             2,121            33,141
+ Buca, Inc.                                               100             1,551
+ Buckeye Technologies Inc.                              3,331            73,074
+ The Buckle, Inc.                                         223             2,620
+ Buffets, Inc.                                          6,255            79,360
  Burlington Coat Factory Warehouse
    Corporation                                          2,288            24,739
  Burnham Pacific Properties, Inc.                       4,104            28,215
+ Burns International Services Corporation                 497             6,213
+ Bush Boake Allen Inc.                                    454            19,863
  Bush Industries, Inc. (Class A)                          449             7,184
  C&D Technologies, Inc.                                 3,222           182,043
+ CACI International Inc.                                1,026            20,007
+ CAIS Internet, Inc.                                      500             2,458
  CARBO Ceramics Inc.                                      300            10,503
+ CB Richard Ellis Services Inc.                         2,602            23,743
  CBL & Associates Properties, Inc.                      2,975            74,189
  CBRL Group, Inc.                                       7,571           111,199
+ CCC Information Services Group Inc.                    2,828            30,048
+ C-COR.net Corp.                                        3,367            90,909
+ C-Cube Microsystems Inc.                               5,221           102,462
+ CDI Corp.                                              1,727            35,188
+ CEC Entertainment Inc.                                 3,453            88,483
  CFW Communications Company                             1,680            63,000
  CH Energy Group, Inc.                                  2,164            73,441
+ CIBER, Inc.                                            6,035            79,964
  CLARCOR Inc.                                           3,443            68,430
  CMP Group Inc.                                         4,199           123,083
  CNA Surety Corp.                                       1,102            13,155
  CNF Transportation Inc.                                6,200           140,498
+ COMSAT Corporation                                     6,400           149,664
+ CONMED Corporation                                     2,344            60,651
  CONSOL Energy Inc.                                     2,437            36,860
+ COPE, Inc.                                               100             5,307
  CPB Inc.                                                 514            12,850
  CPI Corp.                                              1,776            37,518
+ CSK Auto Corporation                                   2,391            18,082
+ CSS Industries, Inc.                                   1,369            27,979
  CT Communications, Inc.                                2,078            59,093
+ CTC Communications Group, Inc.                         1,971            70,956
  CTG Resources, Inc.                                    1,413            51,839
  CTS Corporation                                        3,599           161,955
+ CUNO Incorporated                                      2,302            53,234
+ CV Therapeutics, Inc.                                  1,800           124,555
  CVB Financial Corp.                                    2,265            35,815
+ CYTOGEN Corporation                                   10,000           100,100
+ Cable Design Technology                                3,803           127,401
  Cabot Industrial Trust                                 5,224           102,848
+ Cabot Microelectronics Corporation                       700            31,944
  Cabot Oil & Gas Corporation (Class A)                  3,448            73,055
+ Cadiz Inc.                                             4,548            36,384
+ Cais Internet Inc.                                     1,290            18,141
+ Cal Dive International, Inc.                           1,745            94,557
+ Caldera Systems, Inc.                                  1,200            15,537
  Calgon Carbon Corporation                              4,796            37,169
+ Calico Commerce, Inc.                                  2,500            40,337
+ California Amplifier, Inc.                             1,800            82,143
  California Water Service Group                         1,550            37,588
+ Caliper Technologies Corp.                               400            18,354
  Callaway Golf Company                                  9,934           162,048
+ Callon Petroleum Company                                 100             1,476
  Cambrex Corporation                                    3,170           142,650
+ Cambridge Technology Partners, Inc.                    6,778            59,096
  Camden Property Trust                                  4,960           145,700
+ Caminus Corporation                                      900            21,946
+ Canadaigu Brands, Inc. (Class A)                       1,852            93,410
+ Capital Automotive                                     3,477            49,113
  Capital City Bank Group, Inc.                            560            10,920
  Capitol Federal Financial                              4,521            50,014
+ CapRock Communications Corp.                           4,646            90,597
  Caraustar Industries, Inc.                             3,291            49,776
+ CardioDynamics International Corporation               4,500            27,748
+ Career Education Corporation                           1,466            71,101
+ CareInsite, Inc.                                         800            14,208
+ Caremark Rx, Inc.                                     25,594           174,359
  Carlisle Companies Incorporated                        3,900           175,109
  Carpenter Technology Corporation                       2,660            56,193
+ Carreker Corporation                                     400             3,554
+ Carrier Access Corporation                             1,347            71,223
  Carter-Wallace, Inc.                                   3,041            61,200
  Cascade Natural Gas Corporation                        1,423            23,746
+ Casella Waste Systems, Inc. (Class A)                  3,213            34,540
  Casey's General Stores, Inc.                           6,700            69,513
  Cash America International, Inc.                       3,323            24,507
+ Castle & Cooke, Inc.                                   2,367            45,713
+ Catalytica, Inc.                                       4,701            51,711
+ Catellus Development Corporation                      13,600           203,644
  Cathay Bancorp, Inc.                                     932            43,222
  The Cato Corporation (Class A)                         2,860            33,247
+ C-bridge Internet Solutions, Inc.                        100             1,726
+ Celeritek, Inc.                                        1,000            40,697
+ Cell Genesys, Inc.                                     4,000           111,540
+ Cell Pathways, Inc.                                    2,722            63,967
+ Cell Therapeutics, Inc.                                3,400           103,734
+ Celsion Corporation                                    4,400            12,144
+ Centennial Communications Corp.                          300             4,090
  CenterPoint Properties Corporation                     2,654           108,151
  Centex Construction Products, Inc.                       499            11,321
  Centex Corporation                                     7,600           178,060
+ Centillium Communications, Inc.                          600            41,331
+ Central Garden & Pet Company                           1,512            13,561
  Central Parking Corporation                            1,131            26,791
  Century Aluminum Company                                 600             6,456
+ Century Business Services, Inc.                        8,924            17,290


                                     12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Century South Banks, Inc.                                769      $     14,899
+ Cerner Corporation                                     3,172            86,437
+ Cerus Corporation                                        900            45,965
+ Champion Enterprises, Inc.                             6,050            29,494
+ Championship Auto Racing Teams, Inc.                   1,415            36,083
+ Charles E. Smith Residential Realty, Inc.              2,577            97,926
+ Charming Shoppes, Inc.                                12,522            63,784
  Charter Municipal Mortgage Acceptance
    Company                                              2,682            33,022
  Chatequ Communities, Inc.                              2,759            77,942
+ Cheap Tickets, Inc.                                    1,200            14,389
+ Checkpoint Systems, Inc.                               4,282            32,115
+ The Cheesecake Factory Incorporated                    3,390            93,211
  Chelsea GCA Realty, Inc.                               2,092            72,305
  Chemed Corporation                                     1,576            44,424
  ChemFirst Inc.                                         2,585            62,363
  Chemical Financial Corporation                         1,774            46,124
+ The Cherry Corporation                                 1,300            34,057
  Chesapeake Corporation                                 2,043            60,524
+ Chesapeake Energy Corporation                         13,424           104,036
+ Chico's FAS, Inc.                                      2,062            41,240
+ The Children's Place Retail Stores, Inc.               2,166            44,403
  Chiquita Brands International, Inc.                    5,033            19,817
+ ChiRex Inc.                                            1,786            35,720
  Chittenden Corporation                                 3,482            85,091
+ Choice Hotels International, Inc.                      6,886            68,430
+ Choice One Communications Inc.                           700            28,572
+ Chordiant Software, Inc.                               1,000            16,510
+ ChromaVision Medical Systems, Inc.                     1,100            14,380
  Church & Dwight Co., Inc.                              4,935            88,830
  Churchill Downs Incorporated                           1,124            26,274
  Circle International Group, Inc.                       1,763            44,295
+ Cirrus Logic, Inc.                                     7,660           122,560
+ Citadel Communications Corporation                     4,739           165,569
  Citizens Banking Corporation                           5,416            87,925
  CityBank                                                 700            18,207
  Claire's Stores, Inc.                                  4,600            88,044
+ Clarent Corporation                                    2,500           178,462
+ Clarus Corporation                                     1,600            62,016
+ Clayton Homes, Inc.                                   12,700           101,600
+ Clayton Williams Energy, Inc.                            200             6,365
  Cleco Corporation                                      2,970            99,495
  Cleveland-Cliffs Inc.                                  1,831            47,263
+ click2learn.com, Inc.                                    700            12,257
+ Closure Medical Corporation                              472            10,856
  Coachmen Industries, Inc.                              1,743            20,045
+ Cobalt Networks, Inc.                                  3,600           207,936
  Coca-Cola Bottling Co. Consolidated                      200             9,100
+ Cognizant Technology Solutions Corporation               824            27,347
+ Coherent, Inc.                                         3,236           271,420
  Cohu, Inc.                                             2,582            69,633
+ Coinstar, Inc.                                         2,538            25,539
+ Coldwater Creek Inc.                                     300             9,038
+ Collateral Therapeutics, Inc.                            700            17,671
+ Collins & Aikman Corporation                           7,959            41,287
  The Colonial BancGroup, Inc.                          11,000           104,610
  Colonial Properties Trust                              2,829            77,444
+ Columbia Sportswear Company                              486            13,061
+ Columbia Laboratories, Inc.                            3,702            21,287
  Columbus McKinnon Corporation                            982            13,625
+ Com21, Inc.                                            3,048            76,200
+ Comfort Systems USA, Inc.                              3,728            14,912
  Commerce Bancorp, Inc.                                 3,928           180,688
  The Commerce Group, Inc.                               3,160            93,220
  Commercial Federal Corporation                         7,200           112,050
  Commercial Metals Company                              1,998            54,945
  Commercial Net Lease Realty                            3,926            41,223
+ Commonwealth Telephone Enterprises, Inc.               1,515            71,300
  Community First Bankshares, Inc.                       7,173           117,010
+ Complete Business Solutions, Inc.                      3,352            58,870
+ CompuCredit Corporation                                1,190            35,700
+ Computer Horizons Corp.                                4,072            54,718
+ Computer Network Technology Corporation                3,602            62,585
  CompX International Inc.                                 800            16,193
+ Comstock Resources, Inc.                               3,700            29,174
+ Concord Camera Corp.                                   2,900            60,204
+ Concord Communications, Inc.                           2,287            91,194
+ Concurrent Computer Corporation                        6,644            87,203
  Conectiv, Inc.                                        11,600           179,191
+ Connetics Corporation                                  4,100            59,747
+ Consolidated Products, Inc.                            3,050            27,450
+ Conventry Health Care Inc.                             7,435            98,978
+ Convergent Communications, Inc.                          700             5,519
  Cooper Companies, Inc.                                 1,826            66,421
  Cooper Tire & Rubber Company                           7,100            79,094
+ Copart, Inc.                                           4,750            76,000
+ Corillian Corporation                                    100             1,651
+ Corinthian Colleges, Inc.                                300             7,031
+ Corixa Corporation                                     2,428           104,252
  Corn Products International, Inc.                      4,831           128,022
  Cornerstone Realty Income Trust, Inc.                  5,005            50,050
+ The Corporate Executive Board Company                  1,245            74,544
+ Corsair Communications, Inc.                           2,500            71,587
  Corus Bankshares, Inc.                                   690            18,242
+ CorVel Corporation                                       300             7,372
+ Cost Plus, Inc.                                        2,651            76,051
+ CoStar Group Inc.                                      1,500            37,594
+ Coulter Pharmaceutical, Inc.                           2,504            51,332
+ Cousins Properties, Inc.                               3,222           124,047
+ Covance Inc.                                           7,348            64,754
  Crawford & Company (Class B)                           4,530            49,830
+ Creative BioMolecules, Inc.                            4,000            55,540
+ Credit Acceptance Corporation                          2,114            11,759
+ Crestline Capital Corp.                                1,905            32,504
  Crompton Corporation                                  14,588           178,703
  Cross Timbers Oil Company                              5,930           131,201
+ Crossmann Communities, Inc.                              199             3,284
+ Crossroad Systems, Inc.                                1,000            25,135
+ Crown Media Holdings, Inc. (Class A)                   1,900            28,875
+ CryoLife, Inc.                                           800            18,308
+ Cubist Pharmaceuticals, Inc.                           3,400           167,059
  Cullen/Frost Bankers, Inc.                             6,700           176,294
  Cummins Engine Company, Inc.                           5,300           144,034
+ Cumulus Media Inc. (Class A)                           5,294            48,308
+ CuraGen Corporation                                    3,000           113,842
  Curtiss-Wright Corporation                               623            23,168
+ Cyber-Care, Inc.                                       6,500            63,948
+ Cyberonics, Inc.                                       2,512            30,144
+ CyberOptics Corporation                                1,100            50,748
+ CyberSource Corporation                                2,800            38,353
+ Cybex Computer Products Corporation                    2,288            98,384
+ Cygnus, Inc.                                           3,689            52,568
+ Cylink Corporation                                     2,300            38,260
+ Cymer, Inc.                                            3,764           179,731
+ Cypress Communications, Inc.                             600             4,281
+ Cysive, Inc.                                             100             2,376
+ Cytec Industries Inc.                                  5,381           132,843
+ DDi Corp.                                              1,100            31,223
  D.R. Horton, Inc.                                      6,302            85,471
+ DSET Corporation                                       1,500            45,390
+ DSL.net, Inc.                                          4,200            42,829
+ DSP Group, Inc.                                        3,428           191,968
+ DUSA Pharmaceuticals, Inc.                             2,000            58,770
+ DVI, Inc.                                                482             7,712
  Dain Rauscher Corporation                              1,691           111,606
+ Dal-Tile International Inc.                            7,076            58,377
+ Daleen Technologies, Inc.                                900            13,790
+ Data Broadcasting Corporation                          7,524            47,495
+ Data Return Corporation                                1,900            54,881
  Datascope Corp.                                        1,917            69,012
+ Datastream Systems, Inc.                               2,159            26,988
+ David's Bridal, Inc.                                   1,200            13,737
+ Davox Corporation                                      2,100            26,927
  Dean Foods Company                                     4,600           145,740
+ Del Monte Foods Company                                6,744            45,944
+ Del Webb Corporation                                   2,086            31,942
+ Delco Remy International, Inc.                         2,745            22,818
+ Delphi Financial Group, Inc. (Class A)                 1,946            66,042
  Delta and Pine Land Company                            5,027           125,989
+ Deltathree.com, Inc. (Class A)                         1,800            26,005
  Deltic Timber Corporation                              1,416            30,267
+ Denbury Resources Inc.                                   200             1,014
+ Dendrite International, Inc.                           3,908           130,185
  Detroit Diesel Corporation                               229             3,378
  Developers Diversified Realty Corporation              7,506           112,121
  The Dexter Corporation                                 3,012           144,576
  Diagnostic Products Corporation                        1,356            43,392
  The Dial Corporation                                  10,900           111,276
+ Diametrics Medical, Inc.                               1,900            10,528
+ Diamond Technology Partners Incorporated               2,594           228,272
+ Digene Corporation                                     1,600            64,416
+ Digimarc Corporation                                   1,300            49,900
+ Digital Courier Technologies, Inc.                     3,000            18,780
+ Digital Impact, Inc.                                   1,400            19,614
+ Digital Insight Corporation                            1,900            64,381
+ Digital Island                                         8,200           397,782
+ Digital River, Inc.                                    3,221            24,761
+ DigitalThink, Inc.                                       300            10,728
+ Digitas Inc.                                             800            12,958
  Dillard's, Inc. (Class A)                             12,000           157,302
  Dime Community Bancshares                              1,635            26,569
+ Dionex Corporation                                     2,999            80,223
+ Direct Focus, Inc.                                     1,342            65,758
+ Diversa Corporation                                      800            26,408
+ Documentum, Inc.                                       2,076           185,543
  Dole Food Company, Inc.                                5,100            73,660
+ Dollar Thrifty Automotive Group, Inc.                  3,336            61,508
  Donaldson Company, Inc.                                5,084           100,409
+ Donaldson, Lufkin & Jenrette,
    Inc.--DLJdirect                                      2,000            14,250
  Doral Financial Corporation                            4,058            46,413
+ Dot Hill Systems Corp.                                   700             7,619
  Dover Downs Entertainment, Inc.                          879            12,306
  Downey Financial Corp.                                 2,472            71,688
+ The Dress Barn, Inc.                                   2,434            53,852


                                     14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Dreyer's Grand Ice Cream, Inc.                         2,600      $     54,600
+ Dril-Quip, Inc.                                        1,100            51,425
+ Drugstore.com, Inc.                                    1,500            11,124
+ Duane Read Inc.                                        2,257            58,118
+ DuPont Photomasks, Inc.                                  419            28,702
+ Dura Automotive Systems, Inc.                          2,282            24,674
+ Dura Pharmaceuticals, Inc.                             5,725            82,297
+ EEX Corporation                                        5,265            30,603
+ EMCOR Group, Inc.                                      1,225            28,405
+ EMCORE Corporation                                     1,534           184,080
+ ESCO Technologies Inc.                                   800            13,508
+ ESS Technology, Inc.                                   3,241            46,995
  E.W. Blanch Holdings, Inc.                             1,695            34,430
+ Eagle USA Airfreight, Inc.                             1,759            54,089
  The Earthgrains Company                                5,571           108,286
+ EarthShell Corporation                                 1,608             4,874
  East West Bancorp, Inc.                                3,861            54,537
  EastGroup Properties, Inc.                             1,984            41,788
+ eBenX Inc.                                               600            12,643
+ Eclipsys Corporation                                   5,647            42,353
+ Edison Schools, Inc.                                   1,400            32,301
+ Education Management Corporation                       2,581            46,619
+ Edwards Lifesciences Corporation                       7,400           136,751
+ eGain Communications Corporation                       3,100            37,231
+ eGlobe, Inc.                                           5,700            16,444
+ El Paso Electric Company                               7,066            79,051
+ Elantec Semiconductor, Inc.                            2,500           173,775
  Elcor Corporation                                      2,946            67,758
+ Electric Lightwave, Inc. (Class A)                     1,544            28,854
+ Electro Rent Corporation                                 583             7,142
+ Electro Scientific Industries, Inc.                    3,652           160,802
+ Electroglas, Inc.                                      2,660            57,190
+ Electronics Boutique Holdings Corp.                      700            11,463
+ Eloyalty Corp.                                         6,032            76,908
+ eMachines, Inc.                                          800             2,058
+ eMagin Corporation                                     1,800            22,855
+ Embarcadero Technologies, Inc.                           200             5,852
+ e-MedSoft.com                                          4,100            32,328
+ eMerge Interactive, Inc. (Class A)                       500             8,911
+ Emisphere Technologies, Inc.                           2,000            84,989
  Empire District Electric Company                       2,247            49,574
+ Encompass Services Corporation                         8,086            46,495
+ Endocare, Inc.                                         1,700            34,229
  Energen Corporation                                    4,048            88,297
+ Energy Conversion Devices, Inc.                        1,200            30,312
  EnergyNorth, Inc.                                        200            11,827
  Enhance Financial Services Group Inc.                  3,500            50,313
  Entertainment Properties Trust                         1,808            24,973
+ EntreMed, Inc.                                         2,068            61,911
+ Envision Development Corporation                         200             5,177
+ Enzo Biochem, Inc.                                     2,871           198,099
+ Enzon, Inc.                                            5,175           219,938
+ EpicEdge, Inc.                                           900            20,596
+ ePlus inc.                                               300             7,897
+ Epresence, Inc.                                        2,799            20,293
+ Eprise Corporation                                       100             1,632
  Equity Inns Inc.                                       4,706            28,824
+ eSPEED, Inc. (Class A)                                 1,400            60,652
+ e.spire Communications, Inc.                           8,102            54,689
  Essex Property Trust, Inc.                             2,235            93,870
+ Esterline Technologies Corporation                     2,257            33,573
  Ethan Allen Interiors Inc.                             5,381           129,144
  Ethyl Corporation                                      8,403            21,008
  E'Town Corporation                                     1,303            86,568
+ eToys Inc.                                             8,600            53,568
+ Evergreen Resources, Inc.                              2,077            61,531
+ Exar Corporation                                       2,395           208,814
+ Excalibur Technologies Corporation                     1,364            54,475
+ Excel Technology, Inc.                                 1,400            70,276
+ eXcelon Corporation                                    4,100            32,072
+ Exchange Applications Inc.                             3,370            89,726
+ Exelixis, Inc.                                           900            29,934
  Exide Corporation                                      3,097            24,776
+ Expedia, Inc. (Class A)                                  400             5,879
+ Extended Stay America, Inc.                            9,824            90,872
+ Extended Systems Incorporated                          1,000            95,885
+ Extensity, Inc.                                          300            10,240
+ F5 Networks, Inc.                                      2,300           125,229
  F&M Bancorp                                            2,103            41,534
  F&M National Corporation                               3,231            67,851
  FBL Financial Group, Inc. (Class A)                    1,567            24,680
+ FEI Company                                            1,500            45,577
  The FINOVA Group Inc.                                  7,000            90,318
  F.N.B. Corporation                                     2,235            45,259
+ FSI International, Inc.                                3,713            80,526
+ F.Y.I. Incorporated                                    1,945            65,522
+ Factory 2-U Stores Inc.                                1,808            68,365
  FactSet Research Systems Inc.                          2,593            73,252
  Fair, Isaac and Company, Incorporated                  1,502            66,088
+ Fairfield Communities, Inc.                            5,263            41,446
  Farmer Brothers Co.                                       24             4,200
  Farmers Capital Bank Corporation                         851            25,849
  Fedders Corporation                                    3,406            19,797
  Federal-Mogul Corporation                              8,100            76,628
  Federal Realty Investment Trust                        5,027           100,540
  Federal Signal Corporation                             5,780            95,370
  FelCor Lodging Trust Inc.                              6,100           122,000
  Ferro Corporation                                      4,483            94,143
+ FiberNet Telecom Group, Inc.                             400             6,754
  Fidelity National Financial, Inc.                      6,838           125,221
+ FileNET Corporation                                    4,711            86,565
+ Financial Federal Corporation                            783            13,605
+ Fire Pond, Inc.                                          300            10,765
  The First American Financial Corporation               7,008           100,302
  First Busey Corporation                                  486             7,989
  First Charter Corporation                              3,223            50,762
  First Citizens BancShares, Inc. (Class A)                730            43,435
  First Commonwealth Financial
    Corporation                                          7,447            67,488
+ First Consulting Group, Inc.                           1,302             7,242
  First Federal Capital Corp                               799             8,839
  First Financial Bancorp                                4,438            87,373
  First Financial Bankshares, Inc.                       1,256            34,540
  First Financial Corporation                              862            26,291
  First Financial Holdings, Inc.                           807            11,096
  First Indiana Corporation                                537            10,673
  First Industrial Realty Trust, Inc.                    4,944           145,848
  First Merchants Corporation                            1,522            32,247
  First Midwest Bancorp, Inc.                            4,734           110,066
  First Niagara Financial Group                          1,160            10,875
  First Sentinel Bancorp Inc.                            4,679            38,456
  First United Bancshares, Inc.                          3,292            49,997
  First Washington Realty Trust, Inc.                      537            11,848
  Firstbank Corp.                                        2,775            51,511
+ FirstCom Corporation                                   3,700            55,306
+ FirstFed Financial Corp.                               2,179            30,778
+ FirstWorld Communications Inc. (Class B)                 600             6,231
+ Fisher Scientific International Inc.                   5,075           125,606
  Fleetwood Enterprises, Inc.                            4,273            60,890
  Fleming Companies, Inc.                                5,346            69,832
  Florida Rock Industries, Inc.                          2,422            86,284
  Flowserve Corporation                                  4,789            72,134
+ Footstar, Inc.                                         2,689            89,409
+ Forcenergy Inc.                                        1,300            26,013
  Forest City Enterprises, Inc. (Class A)                1,788            59,675
+ Forest Oil Corporation                                 4,229            67,400
+ Forrester Research, Inc.                               1,260            91,744
+ Forward Air Corporation                                1,746            69,404
+ Fossil, Inc.                                           2,061            40,061
  Foster Wheeler Corporation                             5,373            46,342
+ Foundation Health Systems,
    Inc. (Class A)                                      13,200           174,082
  Franchise Finance Corporation of America               7,200           164,853
  Franklin Electric Co., Inc.                              580            39,295
  Fred's, Inc.                                             600            10,731
+ Freeport-McMoRan Copper & Gold,
    Inc. (Class B)                                      17,000           156,618
  Fremont General Corporation                            7,500            29,531
+ Friede Goldman Halter, Inc.                            4,756            42,507
  Friedman, Billings, Ramsey Group,
    Inc. (Class A)                                       3,069            24,936
+ Fritz Companies, Inc.                                  2,667            27,503
+ Frontier Airlines, Inc.                                2,236            32,003
  Frontier Financial Corporation                         1,849            33,975
+ Frontier Oil Corporation                               2,100            16,558
+ Frontline Capital Group                                2,700            57,233
+ FuelCell Energy, Inc.                                    400            27,579
  Fulton Financial Corporation                           9,100           160,036
+ Furniture Brands International, Inc.                   6,315            95,514
+ FutureLink Corp.                                       3,700            26,168
  G & K Services, Inc. (Class A)                         2,614            65,513
  GBC Bancorp                                            1,377            40,277
+ GC Companies, Inc.                                       756            16,916
+ GRIC Communications, Inc.                                900            16,040
+ GTECH Holdings Corporation                             4,714           106,949
+ Gabelli Asset Management Inc. (Class A)                  200             4,977
  Gables Residential Trust                               3,145            81,180
+ Gadzoox Networks, Inc.                                   900            12,215
+ Gaiam, Inc.                                              800            14,708
+ Gardner Denver Inc.                                    1,255            22,433
  Gartner Group, Inc. (Class A)                          8,600           102,211
+ GaSonics International Corporation                     1,900            74,713
+ Gaylord Container Corporation (Class A)                7,138            19,183
  Gaylord Entertainment Company                          2,307            49,601
+ Geltex Pharmaceuticals, Inc.                           2,448            50,031
  GenCorp Inc.                                           4,345            34,760
+ Gene Logic Inc.                                        3,100           110,275
  General Cable Corporation                              3,903            31,712
+ General Communication, Inc. (Class A)                  3,251            16,661
+ General Semiconductor, Inc.                            4,542            66,995
+ Genesco Inc.                                           3,387            54,404
+ The Genlyte Group Incorporated                           939            19,778
+ Genome Therapeutics Corp.                              2,900            87,935
+ Genomic Solutions Inc.                                   800            11,608
+ GenRad, Inc.                                           3,933            35,397
+ Genta Incorporated                                       600             3,831


                                     16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Gentek, Inc.                                             795      $      8,894
+ Genzyme Transgenics Corporation                        2,100            56,721
  The Geon Company                                       2,674            49,469
  Georgia Gulf Corporation                               4,135            86,060
+ Geoworks Corporation                                   2,000            31,270
  Gerber Scientific, Inc.                                2,997            34,466
+ Geron Corporation                                      3,000            95,655
+ GetThere Inc.                                            300             3,134
  Gibraltar Steel Corporation                              199             2,786
+ Glenayre Technologies, Inc.                            8,267            87,320
  Glenborough Realty Trust Incorporated                  3,837            66,908
+ Glimcher Realty Trust                                  3,552            51,060
+ Global Crossing Ltd.                                       1                 4
+ GlobalNet Financial.com, Inc.                          2,400            50,124
+ Globix Corporation                                     2,157            63,227
+ Go2Net, Inc.                                           3,523           177,251
+ GoAmerica, Inc.                                        2,000            30,645
  Gold Banc Corporation                                  2,300            11,235
+ Golden Telecom, Inc.                                     900            26,671
+ GoTo.com, Inc.                                         3,500            53,191
  Graco Inc.                                             2,583            83,948
  Granite Construction Incorporated                      2,369            58,041
  Great American Financial Resources, Inc.                 900            15,919
  The Great Atlantic & Pacific Tea
    Company, Inc.                                        2,185            36,326
  Great Lakes Chemical Corporation                       6,100           191,748
+ Great Lakes REIT, Inc.                                 2,128            36,176
+ Great Plains Software, Inc.                            1,469            28,829
  Greater Bay Bancorp                                    2,494           116,595
  Greif Bros. Corporation (Class A)                      1,766            54,305
  Grey Advertising Inc.                                     16             8,320
+ Grey Wolf, Inc.                                       20,437           102,185
+ Griffon Corporation                                    5,552            30,883
+ Group 1 Automotive, Inc.                               2,125            25,500
+ Guess?, Inc.                                             683             9,562
+ Guilford Pharmaceuticals Inc.                          3,548            53,442
+ Guitar Center, Inc.                                    2,871            30,146
+ Gulf Island Fabrication, Inc.                            300             5,065
+ HA-LO Industries, Inc.                                 5,640            31,725
  H.B. Fuller Company                                    1,675            76,317
  HCC Insurance Holdings, Inc.                           5,308           100,189
  HEICO Corporation (Class A)                            1,700            24,029
+ HNC Software Inc.                                      3,304           204,022
  HON INDUSTRIES Inc.                                    6,900           162,150
  HRPT Properties Trust                                 15,100            91,633
+ HS Resources, Inc.                                     2,552            76,560
  HSB Group, Inc.                                        3,758           116,968
+ Haemonetics Corporation                                3,515            73,815
+ Hain Celestial Group, Inc.                             3,988           146,310
+ Hall, Kinion & Associates, Inc.                        1,500            49,796
  Hancock Holding Company                                1,126            38,284
+ Handleman Company                                      4,312            53,900
+ Hanover Direct, Inc.                                  15,000            23,438
  Harbor Florida Bancshares, Inc                         1,723            17,984
  Harleysville Group Inc.                                  955            15,996
  Harleysville National Corporation                      1,057            34,617
  Harman International Industries,
    Incorporated                                         2,054           125,294
  Harris Financial, Inc.                                 1,000             6,188
  Harsco Corporation                                     5,168           131,784
  Haverty Furniture Companies, Inc.                      2,059            17,502
  Hawaiian Electric Industries, Inc.                     4,114           134,991
+ Hayes Lemmerz International, Inc.                      2,339            28,214
+ Health Care Property Investors, Inc.                   6,292           171,457
+ Health Care REIT, Inc.                                 3,637            59,101
+ Healthcare Realty Trust, Inc.                          5,008            85,449
+ Heartland Express, Inc.                                1,840            30,705
+ Heidrick & Struggles International, Inc.               2,424           153,015
  Helix Technology Corporation                           3,150           122,850
+ Henry Schein, Inc.                                     2,926            50,474
  Herbalife International, Inc. (Class A)                  758             6,633
+ Hexcel Corporation                                     2,358            22,401
+ hi/fn, inc.                                            1,053            46,727
  Hickory Tech Corporation                                 900            10,865
+ High Speed Access Corp.                                5,000            32,237
+ Highwoods Properties, Inc.                             7,600           181,980
  Hilb, Rogal and Hamilton Company                       1,701            59,003
  Hollinger International Inc.                           4,000            54,075
+ Hollywood Entertainment Corporation                    4,522            35,611
+ Hollywood.com, Inc.                                    1,400            10,689
  Home Properties of New York, Inc.                      2,979            89,370
+ HomeGrocer.com                                         2,000            11,833
  Hooper Holmes, Inc.                                    8,300            66,400
  Horace Mann Educators Corporation                      5,209            78,135
+ Horizon Offshore, Inc.                                 1,800            27,693
+ Hospitality Properties Trust                           6,499           146,634
+ Hot Topic, Inc.                                        1,400            44,639
+ Hotel Reservations Network, Inc. (Class A)               900            26,671
+ HotJobs.com, Ltd.                                      1,500            20,546
  Houghton Mifflin Company                               3,600           168,075
+ The Houston Exploration Company                          619            15,552
  Hudson United Bancorp                                  7,037           157,893
  Hughes Supply, Inc.                                    3,003            59,309
+ Humana Inc.                                           18,300            87,407
+ Hutchinson Technology Incorporated                     3,418            48,707
+ Hypercom Corporation                                   1,023            14,706
+ Hyperion Solutions Corporation                         4,240           137,535
+ Hyseq, Inc.                                            1,500            67,984
+ ICG Communications, Inc.                               6,256           138,414
  IDAcorp Inc.                                           4,860           156,735
  IDEX Corporation                                       3,714           117,223
+ IDEXX Laboratories, Inc.                               4,663           106,666
+ IDT Corporation                                        2,820            95,704
+ IDX Systems Corporation                                2,005            28,321
+ IGEN International, Inc.                               1,595            26,417
+ IHOP Corp.                                             2,579            43,198
+ II-VI Incorporated                                       400            19,304
  IKON Office Solutions, Inc.                           17,600            68,920
+ ILEX Oncology, Inc.                                    2,500            87,837
+ IMPATH Inc.                                            1,367            74,160
+ IMPCO Technologies, Inc.                                 200             8,452
+ IMPSAT Fiber Networks Inc.                             1,100            18,430
+ IMRglobal Corp.                                        2,092            27,327
+ INAMED Corporation                                     1,400            51,114
  IRT Property Company                                   4,779            40,622
+ I-STAT Corporation                                     1,500            25,984
+ ITC/\ DeltaCom, Inc.                                   6,497           144,964
+ ITT Educational Services, Inc.                         1,868            32,807
+ ITXC Corp.                                               600            21,175
+ IVEX Packaging Corporation                             2,630            29,259
+ IXYS Corporation                                         500            26,630
+ i2 Technologies, Inc.                                      1                52
+ iBasis, Inc.                                           1,600            68,716
+ iBEAM Broadcasting Corporation                           900            16,096
+ Ibis Technology Corporation                            1,200            72,312
+ Identix Incorporated                                   2,895            45,415
+ Igate Capital Corporation                              4,421            60,789
+ Illuminet Holdings, Inc.                               2,500           126,900
+ Imation Corp.                                          4,995           146,728
+ Imatron Inc.                                           8,700            19,391
+ Immersion Corporation                                  1,900            56,781
+ The Immune Response Corporation                        2,100            22,596
+ ImmunoGen, Inc.                                        4,900            58,543
+ Immunomedics, Inc.                                     3,500            85,347
+ Imperial Bancorp                                       5,044            78,497
  Independence Community Bank Corp.                      8,954           118,641
+ Indus International, Inc.                                800             6,758
  IndyMac Mortgage Holdings, Inc.                        9,595           130,132
+ InFocus Corporation                                    3,066            98,687
+ Infogrames, Inc.                                       1,988            16,156
+ Informatica Corporation                                3,074           251,876
+ Information Architects Corp.                           3,600            24,561
+ Information Holdings Inc.                                914            33,818
+ Inforte Corp.                                            100             3,588
+ infoUSA Inc.                                           3,539            23,004
  Ingles Markets, Incorporated (Class A)                 2,462            25,697
+ Inhale Therapeutic Systems                             2,115           214,606
  Innkeepers USA Trust                                   4,495            41,017
+ Inprise Corporation                                    5,700            34,257
+ Input/Output, Inc.                                     4,952            41,783
+ Insight Communications Company, Inc.                   4,300            66,693
+ Insight Enterprises, Inc.                              2,718           161,211
+ Insignia Financial Group, Inc.                         3,009            30,090
+ Insituform Technologies, Inc. (Class A)                2,423            65,724
+ Insurance Auto Auctions, Inc.                            600            12,606
  Integra Bank Corporation                               2,269            38,573
+ Integrated Circuit Systems, Inc.                       1,200            20,412
+ Integrated Electrical Services, Inc.                   4,216            21,607
+ Integrated Silicon Solution, Inc.                      2,800           106,078
+ Intelect Communications, Inc.                          7,100            15,602
+ InteliData Technologies Corporation                    4,100            41,810
+ Interact Commerce Corporation                          1,700            20,081
+ Interactive Intelligence, Inc.                           300            11,215
+ The InterCept Group, Inc.                                600            10,131
+ InterDigital Communications Corporation                6,756           111,896
  Interface, Inc.                                        5,924            22,585
+ Intergraph Corp.                                       6,626            50,109
+ Interim Services                                       7,847           139,284
+ Interliant Inc.                                        6,100           141,505
+ Interlink Electronics, Inc.                            1,600            66,816
+ Interlogix Inc.                                          537             7,384
+ Intermedia Communications Inc.                         6,287           187,038
+ Intermune Pharmaceuticals, Inc.                          600            24,718
  International Bancshares Corporation                   2,007            65,478
+ International Fibercom, Inc.                           3,123            79,637
+ International Home Foods, Inc.                         4,390            91,916
  International Multifoods                               2,817            48,769
+ International Specialty Products Inc.                  1,300             7,394
+ Internet Pictures Corporation                          6,300            94,563
+ Internet.com LLC                                       1,100            21,530
  Interpool, Inc.                                          200             1,950
  Interstate Bakeries Corporation                        4,800            71,554
+ InterTAN, Inc.                                         3,506            41,196
  Inter-Tel Inc.                                         2,750            44,172
+ Intertrust Technologies Corporation                    7,800           159,490
+ InterVoice, Inc.                                       4,507            29,577


                                     18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Interwest Bancorp Inc.                                 1,751      $     24,514
+ InterWorld Corporation                                 2,700            55,039
+ Interwoven, Inc.                                       2,200           241,713
+ IntraBiotics Pharmaceuticals, Inc.                       600            15,943
+ IntraNet Solutions, Inc.                               2,200            84,172
+ Intraware, Inc.                                        2,224            35,723
+ Intrusion.com, Inc.                                    1,000            11,197
  Invacare Corp.                                         3,485            91,481
+ Investment Technology Group, Inc.                      3,500           137,847
  Investors Financial Services                           4,042           160,417
+ Invitrogen Corporation                                 1,059            79,640
+ Iomega Corporation                                    34,731           138,924
+ Ionics, Inc.                                           2,361            72,306
  Irwin Financial Corporation                              574             8,287
+ Isis Pharmaceuticals                                   5,027            72,892
+ Isle of Capri Casinos, Inc.                            3,900            52,445
+ iVillage Inc.                                          3,602            30,392
+ iXL Enterprises, Inc.                                  4,900            70,486
+ JAKKS Pacific, Inc.                                    3,067            45,238
  J.B. Hunt Transport Services, Inc.                     3,039            46,915
+ JDA Software Group, Inc.                               2,715            52,094
+ J.D. Edwards & Company                                 6,300            94,169
  JDN Realty Corporation                                 4,395            44,774
  JLG Industries, Inc.                                   5,310            63,056
  The J. M. Smucker Company (Class A)                    3,298            63,486
+ JNI Corp.                                                500            15,755
  JP Realty, Inc.                                          924            16,459
+ Jack in the Box Inc.                                   5,365           132,113
+ Jacobs Engineering Group Inc.                          3,054            99,828
+ Jason Incorporated                                       400             3,804
  Jefferies Group, Inc.                                  3,014            60,845
  John H. Harland Company                                4,021            60,064
  The John Nuveen Company (Class A)                        932            39,086
  John Wiley & Sons, Inc. (Class A)                      5,900           132,083
+ Jones Lang Lasalle Inc.                                3,348            44,780
+ Journal Register Co.                                   5,873           107,182
+ Juno Online Services Inc.                              2,844            30,573
+ Jupiter Communications, Inc.                             500            11,442
  Justin Industries, Inc.                                2,065            45,172
+ Kaiser Aluminum Corporation                            1,466             5,864
  Kaman Corp. (Class A)                                  3,075            32,864
  Kansas City Life Insurance Company                       477            12,730
  Kansas City Power & Light Company                      8,400           188,805
  Kaufman and Broad Home Corporation                     6,200           122,838
  Kaydon Corp.                                           4,069            85,449
  Keithley Instruments, Inc.                             1,100            95,711
  Kellwood Co.                                           3,749            79,198
  Kelly's Services, Inc. (Class A)                       2,457            56,818
  Kennametal Inc.                                        3,902            83,649
+ Kenneth Cole Productions, Inc. (Class A)                 200             7,977
+ Kent Electronics Corporation                           3,668           109,352
+ Key Energy Services, Inc.                              9,824            94,556
+ Key Production Company, Inc.                           1,800            31,293
+ Keynote Systems, Inc.                                  2,200           154,984
  Keystone Financial, Inc.                               6,800           143,718
+ kforce.com, Inc.                                       5,006            34,729
  Kilroy Realty Corporation                              3,386            87,824
  Kimball International (Class B)                        4,075            60,106
+ Kirby Corporation                                      3,186            67,703
+ Knight Transportation, Inc.                              881            12,830
  Koger Equity, Inc.                                     3,408            57,510
+ Korn/Ferry International                               4,328           137,144
+ Kos Pharmaceuticals, Inc.                                700            11,163
+ Krispy Kreme Doughnuts, Inc.                             500            36,692
+ Kronos, Inc.                                           1,861            48,386
+ Kulicke and Soffa Industries                           3,055           181,391
+ Kv Pharmaceutical Co Cl B                              1,495            40,645
+ LCC International, Inc. (Class A)                      1,700            46,236
  LNR Property Corp.                                     3,467            67,606
  The LTV Corporation                                   13,953            40,115
+ LTX Corporation                                        5,994           209,415
+ Labor Ready, Inc.                                      4,997            33,105
+ Laboratory Corporation of America Holdings               820            63,243
+ LaBranche & Co. Inc.                                   4,000            57,040
  Laclede Gas Company                                    2,435            46,874
  Lancaster Colony Corporation                           4,100            79,822
  Lance, Inc.                                            3,666            32,994
  LandAmerica Financial Group, Inc.                      1,292            29,635
  Landry's Seafood Restaurants                           4,384            37,264
+ Land's End, Inc.                                       1,896            63,279
+ Landstar System, Inc.                                  1,440            85,770
+ Lante Corporation                                        300             6,097
  LaSalle Hotel Properties                                 541             7,777
+ Latitude Communications, Inc.                          2,300            25,662
  Lawson Products, Inc.                                    661            16,277
  La-Z-Boy Inc.                                          6,742            94,388
+ Leap Wireless International, Inc.                      3,278           154,066
+ Lear Corporation                                       8,400           167,345
+ Learning Tree International, Inc.                      1,386            84,892
  Lee Enterprises, Incorporated                          5,604           130,643
+ Legato Systems, Inc.                                  11,100           166,611
  Lennar Corporation                                     6,747           136,627
  Lennox International Inc.                              4,200            55,167
  Leucadia National Corporation                          4,712           107,493
+ Level 8 Systems, Inc.                                    400             8,379
+ Lexicon Genetics Incorporated                            700            23,982
+ Lexington Corporate Properties Trust                   3,110            34,793
  Libbey, Inc.                                           1,916            61,551
  The Liberty Corporation                                2,003            84,126
  Liberty Financial Companies, Inc.                      1,462            32,073
+ Liberty Livewire Corporation (Class A)                   100             7,013
+ LifeMinders, Inc.                                      1,300            38,282
+ LifePoint Hospitals, Inc.                              4,443            98,857
+ Ligand Pharmaceuticals Incorporated
    (Class B)                                            6,701            88,369
+ Lightbridge, Inc.                                      1,800            42,768
+ LightPath Technologies, Inc. (Class A)                 1,700            67,486
  Lilly Industries, Inc. (Class A)                       3,076            92,472
+ Lincare Holdings Inc.                                  5,200           127,751
  Lincoln Electric Holdings, Inc.                        4,400            62,700
  Lindsay Manufacturing Co.                              1,752            34,383
+ Linens `n Things, Inc.                                 5,100           138,338
  Liqui-Box Corporation                                    183             9,058
+ Littelfuse Inc.                                        2,502           122,598
+ LodgeNet Entertainment Corporation                     1,200            28,962
  Lone Star Steakhouse & Saloon, Inc.                    4,423            44,783
+ Lone Star Technology                                   3,023           139,814
  Longs Drug Stores Corporation                          3,300            71,775
  Longview Fibre Company                                 6,789            75,103
+ LookSmart, Ltd.                                        4,800            88,248
+ Loudeye Technologies, Inc.                               200             3,464
+ Louis Dreyfus Natural Gas Corp.                        2,555            80,003
  Louisiana-Pacific Corporation                         13,300           144,178
  The Lubrizol Corporation                               6,900           144,486
  Luby's Inc.                                            2,979            23,832
+ Luminex Corporation                                      400            16,604
+ Lynx Therapeutics, Inc.                                1,500            71,171
  M.A. Hanna Company                                     6,265            56,385
  MAF Bancorp, Inc.                                      3,064            55,726
+ MAXIMUS, Inc.                                          1,496            33,099
+ MCK Communications, Inc.                                 900            20,709
+ MCSi, Inc.                                             1,676            43,286
  MDC Holdings, Inc.                                     2,763            51,461
  MDU Resources Group                                    7,771           168,048
+ MEMC Electronic Materials, Inc.                        4,233            76,194
+ META Group, Inc.                                         500             9,568
+ MGC Communications, Inc.                               4,021           241,009
+ MGI Pharma, Inc.                                       2,400            68,761
+ MIPS Technologies, Inc. (Class A)                      1,882            79,867
+ MKS Instruments Inc.                                     600            23,475
+ MMC Networks, Inc.                                     3,884           207,551
+ MP3.com, Inc.                                          2,200            29,585
+ MRV Communications, Inc.                               6,374           428,651
+ M.S. Carriers, Inc.                                    1,103            19,440
+ MSI Holdings, Inc.                                     4,000            35,790
+ MTI Technology Corporation                             4,804            38,432
  MacDermid, Inc.                                        1,892            44,462
+ Macerich Company                                       4,025            88,802
  Madison Gas & Electric Co.                             2,044            40,369
+ Magnetek, Inc.                                         2,445            19,560
+ Mail.com, Inc.                                         6,100            33,992
+ Mail-Well, Inc.                                        5,141            44,341
+ The Management Network Group, Inc.                       400            13,954
+ Manhattan Associates, Inc.                               196             4,900
  The Manitowoc Co., Inc.                                3,524            94,267
+ Manor Care, Inc.                                       9,100            62,654
  Manu Home Communications                               2,883            69,012
+ Manugistics Group, Inc.                                2,925           136,744
+ MapInfo Corporation                                    1,300            52,663
+ Mapquest.com Inc.                                        157             2,614
  Marcus Corporation                                     2,883            34,956
+ Marimba, Inc.                                          2,200            30,548
  Mark IV                                                6,005           125,354
+ Markel Corporation                                       742           105,086
+ Marketwatch.com Inc.                                     385             7,243
+ Martek Biosciences Corporation                         1,800            33,543
+ Martha Stewart Living Omnimedia,
    Inc. (Class A)                                         700            15,320
  Mascotech, Inc.                                        4,782            51,705
  Mathews International Corp. (Class A)                  1,854            53,766
+ Matrix Pharmaceutical, Inc.                            3,500            45,316
+ MatrixOne, Inc.                                          500            20,255
+ Mattson Technology, Inc.                               1,800            58,293
+ Maverick Tube Corporation                              2,235            65,094
+ Maxim Pharmaceuticals, Inc.                            2,400           123,024
+ Maxtor Corporation                                     8,159            86,179
+ Maxygen Inc.                                             800            45,320
+ McAfee.com Corporation                                 1,100            28,542
  The McClatchy Company (Class A)                        2,400            79,500
  McGrath Rentcorp                                         345             5,865
+ McMoran Exploration Co.                                1,288            21,252
+ Meade Instruments Corp.                                  800            20,008
+ Mechanical Technology                                  2,958            44,370
  Medallion Financial Corp.                                635             9,803
+ Media 100 Inc.                                         1,700            43,580


                                     20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Media General, Inc. (Class A)                          2,700      $    131,119
+ Media Metrix Inc.                                      1,698            43,193
+ Mediacom Communications Corporation                    3,300            50,358
+ Mediaplex, Inc.                                        1,900            36,475
+ Medical Assurance, Inc.                                2,397            26,966
+ Medical Manager Corporation                            4,900           166,343
+ MedicaLogic/Medscape, Inc.                               200             1,827
+ Medicis Pharmaceutical (Class A)                       3,878           221,046
+ Meditrust Companies                                   12,900            46,926
+ MedQuist Inc.                                          4,785           214,284
  Medtris Companies Inc.                                 7,508           188,638
+ MemberWorks Incorporated                               1,204            40,259
+ The Men's Warehouse, Inc.                              4,049            90,343
  Mentor Corporation                                     2,807            76,315
+ Mentor Graphics Corporation                            8,920           177,285
+ Mercator Software, Inc.                                3,117           214,294
  Merchants New York Bancorp, Inc.                       2,403            41,301
+ Mercury Computer Systems, Inc.                         2,599            83,980
  Mercury General Corporation                            2,900            68,352
  Meredith Corporation                                   4,800           161,954
+ The Meridian Resource Corporation                      1,600             9,100
  Meristar Hospitality Corp.                             4,548            95,508
  Meritor Automotive, Inc.                               8,000            88,000
+ Mesa Air Group, Inc.                                   2,443            13,437
+ Mesaba Holdings, Inc.                                    316             3,022
+ MetaCreations Corporation                              3,600            42,786
  Metals USA, Inc.                                       2,264            10,612
+ Metasolv Software, Inc.                                1,100            48,274
+ Metawave Communications Corporation                      500            13,286
  Methode Electronics                                    4,563           176,246
+ Metricom, Inc.                                         2,490            69,409
+ Metrocall, Inc.                                       10,900            96,847
+ Metromedia International Group, Inc.                   9,100            43,225
+ Mettler-Toledo International                           4,971           198,840
  Michael Foods, Inc.                                    2,171            53,189
+ Michael's Stores                                       3,649           167,170
+ Micron Electronics, Inc.                               4,584            57,300
+ Micros Systems, Inc.                                   2,300            42,694
+ Microsemi Corporation                                  1,700            57,498
+ MicroStrategy Incorporated                             3,560           106,800
+ Microvision, Inc.                                      1,500            73,328
+ Mid Atlantic Medical Services, Inc.                    5,982            80,757
  Mid-America Apartment Communities, Inc.                2,293            55,032
  MidAmerica Bancorp                                       605            15,125
  Midas Group, Inc.                                      2,596            51,920
  Midcoast Energy Resources, Inc.                          700            10,945
  The Midland Company                                      200             4,900
  Mid-State Bancshares                                   1,434            39,076
+ Midway Games Inc.                                      3,794            30,589
+ Midwest Express Holdings                               1,778            38,227
  Milacron Inc.                                          4,566            66,207
  Millennium Chemicals Inc.                              8,500           144,121
  Mills Corp.                                            2,664            50,116
  Mine Safety Appliances Company                           740            17,760
  Minerals Technologies, Inc.                            2,666           122,636
  Minnesota Power, Inc.                                  9,400           162,151
+ Miravant Medical Technologies                          1,400            31,077
  Mississippi Valley Bancshares, Inc.                      264             6,402
  Mitchell Energy & Development Corp.
    (Class A)                                            2,606            83,718
+ Mobile Mini, Inc.                                        700            15,363
+ Modem Media Poppe Tyson                                1,802            22,412
  Modine Manufacturing Co.                               3,012            81,324
+ Modis Professional Services, Inc.                     11,700            89,213
+ Mohawk Industries, Inc.                                4,800           103,860
+ Molecular Devices Corporation                          1,557           107,725
+ Monaco Coach Corporation                               2,001            27,264
+ Moog Inc. (Class A)                                      516            13,609
  Morgan Keenan, Inc.                                    2,828            41,713
+ Morrison Knudsen Corporation                           2,445            17,726
  Morrison Management Specialists, Inc.                  1,255            35,375
+ Motient Corporation                                    4,944            77,559
+ Mueller Industries, Inc.                               4,649           130,172
+ Multex.com Inc.                                        2,356            59,342
+ Musicland Stores Corporation                           3,511            26,113
  Myers Industries, Inc.                                 2,259            24,284
+ MyPoints.com, Inc.                                     2,600            48,979
+ Myriad Genetics, Inc.                                  1,200           177,556
  NACCO Industries, Inc. (Class A)                         840            29,505
+ NBC Internet, Inc. (Class A)                           4,108            51,350
  NBT Bancorp Inc.                                       1,445            15,443
+ NBTY Inc.                                              7,645            48,737
  NCH Corporation                                          274             9,915
+ NCI Building Systems, Inc.                             2,891            58,543
+ NCO Group, Inc.                                        2,807            64,912
+ NETRIX Corporation                                     5,100            62,207
+ NETsilicon, Inc.                                       1,000            32,635
+ NHancement Technologies Inc.                           1,700            22,436
  NL Industries, Inc.                                    3,142            47,915
+ NPC International, Inc.                                1,300            11,659
+ NPS Pharmaceuticals, Inc.                              2,800            74,578
+ NS Group, Inc.                                         1,700            35,398
  NUI Corporation                                        1,695            45,765
+ NVR, Inc.                                              1,422            81,054
+ NYFIX, Inc.                                            2,700           112,921
+ Nabi                                                   3,100            22,312
+ Nanogen, Inc.                                          1,600            67,716
+ Nanometrics Incorporated                                 800            32,858
  National Bancorp of Alaska, Inc.                       1,527            54,781
  National Computer Systems, Inc.                        4,280           210,790
  National Data Corporation                              4,200            96,600
+ National Discount Brokers Group, Inc.                  1,573            50,139
  National Golf Properties, Inc.                         1,117            23,597
  National Health Investors, Inc.                        3,110            34,210
+ National Information Consortium, Inc.                  1,600            18,016
  National Penn Bancshares, Inc.                         2,232            46,035
  National Presto Industries, Inc.                         591            18,173
  National Service Industries, Inc.                      4,600            90,401
  National Steel Corp.                                   5,074            21,247
+ National Western Life Insurance Company
    (Class A)                                              355            25,560
+ NationsRent, Inc.                                      2,557             9,749
+ Nationwide Health Properties, Inc.                     6,109            85,144
+ Natural MicroSystems Corporation                       2,100           235,877
+ Nautica Enterprises, Inc.                              4,860            51,941
+ Navigant Consulting, Inc.                              4,793            20,370
+ The Neiman Marcus Group, Inc. (Class A)                4,300           128,252
+ Neon Systems                                             480             9,000
+ NeoRx Corporation                                      2,900            54,404
+ Neose Technologies, Inc.                               1,100            46,142
+ Net Perceptions Inc.                                   2,058            32,671
+ Net.B@nk, Inc.                                         3,730            45,926
+ net.Genesis Corp.                                        200             3,590
+ Net2000 Communications, Inc.                           1,700            27,642
+ Net2Phone, Inc.                                        1,100            39,130
+ Netcentives Inc.                                       3,500            64,785
+ NetCreations, Inc.                                       600            27,419
+ Netegrity, Inc.                                        2,200           165,435
+ netGuru, Inc.                                            300             5,328
+ NetIQ Corporation                                      3,200           190,432
+ Netobjects Inc.                                        2,123            19,372
+ Netopia, Inc.                                          1,690            68,022
+ NetRatings, Inc.                                         300             7,653
+ Netro Corporation                                      4,400           251,944
+ NetScout Systems, Inc.                                 1,200            15,312
+ Netsol International, Inc.                               700            24,770
+ NetSolve, Incorporated                                   500            12,943
+ Network Access Solutions Corporation                   1,500            14,171
+ Network Commerce Inc.                                  4,700            25,310
+ Network Equipment Technologies, Inc.                   3,139            31,586
+ Network Peripherals Inc.                               2,298            38,491
+ Network Plus Corp.                                       800            11,258
+ NetZero, Inc.                                          3,000            15,311
+ Neurocrine Biosciences, Inc.                           2,700            95,708
+ Neurogen Corporation                                   1,396            40,309
  New England Business Services, Inc.                    1,615            26,244
+ New Era of Networks, Inc.                              3,200           135,632
  New Jersey Resources Corporation                       2,218            84,423
  New Plan Excel Realty Trust                           11,200           144,312
+ Newpark Resources, Inc.                                9,268            87,467
  Newport News Shipbuilding Inc.                         3,758           138,106
+ Nexell Therapeutics Inc.                               1,400            20,664
+ NextCard, Inc.                                         4,336            36,856
+ Niku Corporation                                         800            26,908
  Nordson Corporation                                    1,795            90,647
+ Nortek Inc.                                            1,139            22,495
  North Pittsburgh Systems, Inc.                         1,262            18,614
+ NorthEast Optic Network, Inc.                            858            52,874
  Northwest Bancorp, Inc.                                1,684            11,577
  Northwest Natural Gas Company                          3,268            73,121
  Northwestern Corporation                               2,954            68,311
+ Novadigm, Inc.                                         1,100            21,599
+ Noven Pharmaceuticals, Inc.                            2,800            83,853
+ Novoste Corporation                                    1,985           121,085
+ Nu Skin Enterprises, Inc. (Class A)                    4,200            23,667
+ Nuance Communications Inc.                               500            41,599
+ Nucentrix Broadband Networks, Inc.                       700            17,770
+ Nuevo Energy Company                                   2,533            47,810
+ Numerical Technologies, Inc.                             600            29,106
  OGE Energy Corp.                                      10,600           195,491
  OM Group, Inc.                                         3,067           134,948
  ONEOK, Inc.                                            3,812            98,874
+ ORATEC Interventions, Inc.                               300             9,978
+ OSI Pharmaceuticals, Inc.                              2,600            74,614
+ OTG Software, Inc.                                       400            11,379
+ Oak Technology, Inc.                                   4,800           102,948
+ Oakley, Inc.                                           2,905            33,407
+ Objective Systems Integrators, Inc.                    3,200            33,832
+ Oceaneering International, Inc.                        3,146            59,774
  OceanFirst Financial Corp.                             1,577            29,076
+ O'Charley's Inc.                                         931            12,685
+ Ocular Sciences, Inc.                                  2,747            32,277
+ Ocwen Financial Corporation                            3,821            21,254
+ OfficeMax, Inc.                                       13,178            65,890
+ Offshore Logistics, Inc.                               3,453            49,637
  Ogden Corporation                                      6,322            56,898


                                     22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
  Ohio Casualty Corporation                              8,787      $     93,362
  Olin Corporation                                       4,632            76,428
  Omega Financial Corporation                            1,123            28,356
  Omnicare, Inc.                                        11,800           105,880
  Omnova Solutions Inc.                                  4,245            26,531
+ On Assignment, Inc.                                    3,089            94,214
+ On Command Corporation                                   353             5,030
+ On2.com Inc.                                           1,500             7,515
  One Valley Bancorp, Inc.                               4,321           135,031
  Oneida Ltd.                                            2,196            38,979
+ OneMain.com, Inc.                                      2,785            31,331
+ Onvia.com, Inc.                                        1,700            14,467
+ Onyx Software                                          2,426            72,022
+ Open Market, Inc.                                      4,929            68,082
+ Optical Cable Corporation                                259             7,835
+ Orbital Sciences Corporation                           4,917            59,926
+ Orchid Biosciences                                     1,100            41,639
+ O'Reilly Automotive, Inc.                              4,606            63,908
+ Organic, Inc.                                            200             1,927
+ Organogenesis Inc.                                     4,342            49,662
  Oriental Financial Group Inc.                          1,462            21,108
+ Orthodontic Centers of America, Inc.                   5,493           124,279
  OshKosh B'Gosh, Inc. (Class A)                         2,168            35,501
  Oshkosh Truck Corporation                              1,888            67,496
+ Osicom Technologies, Inc.                              1,200           101,412
  Otter Tail Power Company                               3,110            65,310
  Overseas Shipholding Group, Inc.                       3,715            91,482
  Owens & Minor, Inc.                                    5,015            86,195
  Owens Corning                                          5,700            52,656
+ PAREXEL International Corporation                      3,353            32,063
+ PC Connection, Inc.                                      600            34,200
+ P-Com, Inc.                                            9,876            56,170
+ PC-Tel, Inc.                                           1,400            53,039
+ PETCO Animal Supplies, Inc.                            3,134            61,505
+ PETsMART, Inc.                                        16,594            56,005
+ P.F. Chang's China Bistro, Inc.                        1,062            33,918
  PFF Bancorp, Inc.                                      1,666            30,404
  P.H. Glatfelter Company                                3,380            34,434
+ PICO Holdings, Inc.                                    1,674            23,541
+ PLX Technology, Inc.                                   1,916            79,514
  PMA Capital Corporation (Class A)                      2,201            41,819
+ PRAECIS Pharmaceuticals Incorporated                   1,300            36,088
+ PRI Automation, Inc.                                   2,568           167,923
  PS Business Parks, Inc.                                3,007            72,168
+ PSS World Medical, Inc.                                9,958            66,905
  Pacific Capital Bancorp                                3,084            77,293
  Pacific Gulf Properties, Inc.                          2,401            60,175
+ Pacific Sunwear of California, Inc.                    4,050            75,937
+ Packaging Corp. of America                             4,800            48,048
+ Packard BioScience Company                             1,100            18,574
+ Packeteer, Inc.                                        2,300            66,723
+ Pactiv Corporation                                    21,600           168,950
+ Pac-West Telecomm, Inc.                                1,800            35,793
+ Palm Harbor Homes, Inc.                                2,327            33,741
  Pan Pacific Retail Properties, Inc.                      533            10,727
+ Papa John's International, Inc.                        2,596            63,602
+ Paradigm Genetics, Inc.                                1,200            14,487
+ Paradyne Networks, Inc.                                1,800            58,406
  Park Electrochemical Corp.                             1,382            49,838
  Park National Corporation                                966            87,664
+ Parker Drilling Company                               10,266            63,521
+ ParkerVision, Inc.                                     1,173            59,163
  Parkway Properties, Inc.                               1,276            38,918
+ PathoGenesis Corporation                               2,445            63,570
  Patina Oil & Gas Corporation                           2,000            41,270
+ Patterson Energy, Inc.                                 4,177           119,044
+ Paxar Corporation                                      5,081            60,654
+ Paxson Communications Corporation                      4,279            34,232
+ Payless ShoeSource, Inc.                               2,900           148,625
+ Pegasus Systems, Inc.                                  3,077            33,462
  Penn Engineering & Manufacturing Corp.                   400            14,054
+ Penn National Gaming, Inc.                               400             5,404
  Penn Real Estate Invest TST                              912            15,618
  Penn Virginia Corporation                                400             9,804
+ Pennaco Energy, Inc.                                   2,300            37,398
  Pennzoil-Quaker State Company                         11,037           133,134
  Penton Media, Inc.                                     2,766            96,810
  People's Bank                                          2,900            52,989
  Peoples Energy Corporation                             4,500           145,504
  The Pep Boys--Manny, Moe & Jack                        5,973            35,838
+ Peregrine Systems, Inc.                                4,156           144,161
+ Performance Food Group Company                         1,599            51,168
+ Pericom Semiconductor Corporation                      1,200            81,462
+ Perot Systems Corporation (Class A)                    6,300            68,576
+ Perrigo Company                                        8,204            51,788
+ Per-Se Technologies, Inc.                              4,606            43,181
+ Persistence Software, Inc.                             1,000            18,130
+ Pharmaceutical Product Development, Inc.               2,339            49,119
+ Pharmacopeia, Inc.                                     2,600           120,276
+ Pharmacyclics, Inc.                                    1,939           118,279
+ Philadelphia Consolidated Holding Corp.                  830            13,954
  Philadelphia Suburban Corporation                      4,454            91,307
  Phillips-Van Heusen Corporation                        2,898            27,531
  Phoenix Investment Partners, Ltd.                      5,677            59,608
+ Phoenix Technologies Ltd.                              3,558            58,040
+ Photogen Technologies, Inc.                              700             5,738
+ Photon Dynamics, Inc.                                  1,400           104,402
+ Photronics, Inc.                                       2,582            73,264
  Piedmont Natural Gas Company, Inc.                     3,600            95,625
  Pier 1 Imports, Inc.                                  13,127           127,988
  Pilgrim's Pride Corporation                              807             5,750
+ Pinnacle Entertainment, Inc.                           3,060            59,479
+ Pinnacle Systems, Inc.                                 5,222           117,413
+ The Pioneer Group, Inc.                                3,297           139,710
+ Pioneer Natural Resources Company                     13,470           171,742
  Pioneer-Standard Electronics, Inc.                     4,136            61,006
  Pittston Brink's Group                                 6,819            93,335
+ Pixelworks, Inc.                                       1,100            24,899
+ Plains Resources Inc.                                  1,310            20,960
+ Plantronics, Inc.                                      2,073           239,431
+ Playboy Enterprises, Inc.                              2,636            33,938
+ Playtex Products, Inc.                                 3,630            41,064
+ Plexus Corporation                                     2,215           250,295
  Pogo Producing Company                                 5,149           113,922
  Polaris Industries, Inc.                               3,039            97,248
  Polaroid Corporation                                   5,770           104,221
+ Policy Management Systems Corporation                  4,643            71,386
+ Polo Ralph Lauren Corporation                          6,100            86,247
+ PolyMedica Corporation                                 1,500            64,703
  Polymer Group, Inc.                                    2,619            24,226
  Pope & Talbot, Inc.                                    1,200            19,062
  Potlatch Corporation                                   3,657           121,138
+ Power Integrations, Inc.                               3,463            81,597
  Precision Castparts Corp.                              3,109           140,682
+ Predictive Systems, Inc.                                 300            10,747
  Premier National Bancorp, Inc.                         3,038            39,494
  Prentiss Properties Trust                              4,681           112,344
+ Pre-Paid Legal Services, Inc.                          2,837            84,755
  Presidential Life, Corporation                         2,605            36,144
+ Presstek, Inc.                                         3,574            58,301
+ Price Communications Corporation                       6,368           150,046
+ Prima Energy Corporation                               1,100            58,724
+ Primark Corporation                                    2,959           110,223
  Prime Group Realty Trust                                 366             5,559
+ Prime Hospitality Corp.                                7,090            66,912
  Primex Technologies, Inc.                              1,232            27,104
+ Primus Knowledge Solutions, Inc.                       1,700            76,305
+ Primus Telecommunications Group,
    Incorporated                                         3,521            87,585
+ Priority Healthcare Corporation (Class B)              1,301            96,680
  Prison Realty Trust, Inc.                             12,100            38,187
+ Private Media Group, Inc.                              1,000             9,073
+ ProBusiness Services, Inc.                             1,894            50,309
+ Procom Technology, Inc.                                  800            41,258
+ Prodigy Communications Corporation
    (Class A)                                            2,711            28,469
+ Professional Detailing, Inc.                             500            17,031
+ The Profit Recovery Group
    International, Inc.                                  4,628            76,940
+ Progress Software Corporation                          4,880            87,535
+ Project Software & Development, Inc.                   1,613            29,034
+ ProsoftTraining.com                                    1,400            23,377
  Providence Energy Corporation                            500            20,193
  Provident Bancshares Corporation                       4,066            54,891
  Provident Financial Group, Inc.                        3,200            76,166
+ Province Healthcare Company                            2,901           104,799
+ Proxim, Inc.                                           1,628           161,121
  Public Service Company of New Mexico                   4,914            75,860
  Pulitzer Inc.                                            768            32,400
  Pulte Corporation                                      3,903            84,402
+ Puma Technology, Inc.                                  3,800           101,451
+ PurchasePro.com, Inc.                                  1,500            61,328
+ Pure Resources, Inc.                                   5,900           104,784
+ QRS Corporation                                        1,963            48,216
  Quanex Corporation                                     2,144            31,892
+ Quantum Corporation-Hard Disk Drive                   10,800           119,475
+ Quantum Effect Devices, Inc.                             300            17,066
  Queens County Bancorp Inc.                             2,148            39,604
+ QuickLogic Corporation                                 2,200            48,697
+ Quiksilver, Inc.                                       2,858            44,478
+ Quintus Corporation                                    2,800            55,284
+ Quokka Sports, Inc.                                    1,600            12,666
+ Quorum Health Group, Inc.                              9,103            93,875
  R & G Financial Corporation                              697             5,532
+ RARE Hospitality International, Inc.                     924            26,103
+ REMEC, Inc.                                            3,226           135,089
  RFS Hotel Investors, Inc.                              3,870            45,472
  RGS Energy Group Inc.                                  4,537           100,948
+ R.H. Donnelley Corporation                             4,091            79,263
  RLI Corp.                                                971            33,742
  RPC, Inc.                                              1,700            17,956
  RPM, Inc.                                             12,100           121,903
+ RTI International Metals, Inc.                         1,615            18,371
+ Radiant Systems, Inc.                                  1,872            44,928
+ RadiSys Corporation                                    1,651            93,694
+ Rainbow Technologies, Inc.                             1,500            72,765


                                     24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
+ Ralcorp Holdings, Inc.                                 3,908      $     47,873
+ Ramp Networks, Inc.                                    2,400            28,224
+ Rare Medium Group, Inc.                                3,942            62,333
  Raymond James Financial, Inc.                          4,999           112,477
  Rayonier Inc.                                          3,484           124,988
+ Rayovac Corporation                                    3,525            78,872
+ Razorfish Inc.                                         1,743            27,997
  Realty Income Corporation                              3,400            80,112
  Reckson Associates Realty Corporation                  5,762           136,847
+ Reebok International Ltd.                              5,822            92,788
  Regal-Beloit Corporation                               3,137            50,388
+ Regency Realty Corporation                             3,826            90,868
+ Regeneron Pharmaceuticals, Inc.                        2,324            69,284
+ Regent Communications, Inc.                            3,100            26,284
  Regis Corporation                                      4,143            51,787
+ Register.com, Inc.                                       400            12,179
+ RehabCare Group, Inc.                                  2,200            59,697
  Reliance Group Holdings, Inc.                          8,405             6,304
  Reliance Steel & Aluminum Co.                          2,591            49,553
+ Remedy Corporation                                     3,354           186,985
+ Renal Care Group, Inc.                                 5,820           142,317
+ Rent A Center Inc.                                     2,484            55,890
+ Rent-Way, Inc.                                         2,776            81,024
  Republic Bancorp Inc.                                  5,757            51,453
  Republic Security Financial Corporation                8,859            44,295
+ Res-Care, Inc.                                         2,469            13,271
+ Research Frontiers Incorporated                        1,000            29,885
+ ResMed Inc.                                            3,834           102,559
+ Respironics, Inc.                                      4,274            76,932
+ Retek Inc.                                               500            15,943
+ Revlon, Inc. (Class A)                                 1,100             6,944
+ Rhythms NetConnections Inc.                            7,400            92,112
+ Ribozyme Pharmaceuticals, Inc.                         1,400            35,977
+ Rica Foods, Inc.                                         600            13,731
  Richmond County Financial Corp.                        3,984            76,194
  Riggs National Corporation                             2,529            31,929
+ Rightchoice Managed Care, Inc. (Class A)               1,200            18,762
  Riviana Foods Inc.                                       300             5,231
  Roadway Express, Inc.                                  1,614            37,828
  Robbins & Myers, Inc.                                    390             8,897
+ The Robert Mondavi Corporation (Class A)               1,001            30,718
+ Robotic Vision Systems, Inc.                           4,800            85,848
  Rock-Tenn Company (Class A)                            1,525            13,058
+ Rogers Corporation                                     1,950            68,250
  Rollins, Inc.                                          2,850            42,394
  Rollins Truck Leasing Corp.                            6,134            42,555
  Roper Industries, Inc.                                 4,069           104,268
  Roslyn Bancorp, Inc.                                   8,600           142,841
  Ruby Tuesday, Inc.                                     8,676           108,992
  Ruddick Corporation                                    4,076            48,148
+ Rudolph Technologies, Inc.                               400            15,454
+ Rural Cellular Corporation (Class A)                   1,100            84,092
  Russ Berrie and Company, Inc.                          1,355            26,084
  Russell Corporation                                    3,765            75,300
+ Ryan's Family Steak Houses, Inc.                       5,827            48,801
  Ryder System, Inc.                                     7,600           143,940
  Ryerson Tull, Inc.                                     2,946            30,565
  The Ryland Group, Inc.                                 1,873            41,440
  S&T Bancorp, Inc.                                      3,347            61,083
+ S3 Incorporated                                       11,566           170,598
+ SAGA Communications, Inc. (Class A)                      799            17,578
+ SAGA Systems, Inc.                                     3,773            46,927
+ SAVVIS Communications Corporation                      1,500            19,421
+ SBA Communications Corporation                         3,000           155,468
+ SBS Technologies, Inc.                                   500            18,411
+ SCM Microsystems, Inc.                                 1,700           102,956
+ SCP Pool Corporation                                   1,636            38,446
  SCPIE Holdings Inc.                                    1,191            24,415
+ SEACOR SMIT Inc.                                       2,409            93,198
  SEMCO Energy, Inc.                                     2,280            29,640
+ SICOR Inc.                                             5,491            43,928
+ SIPEX Corporation                                      2,770            76,694
+ SITEL Corporation                                      5,890            29,082
  SJW Corp.                                                148            17,593
  SL Green Realty Corp.                                  2,759            73,803
  SLI, Inc.                                              2,180            26,432
+ SPS Technologies, Inc.                                 1,601            65,741
+ SPSS INC.                                                978            28,484
+ STAAR Surgical Company                                 2,300            25,467
+ STERIS Corporation                                     8,651            76,778
+ SVI Holdings, Inc.                                     1,732             8,876
+ Saba Software, Inc.                                      200             4,177
+ Sagnet Technology, Inc.                                2,904            41,382
+ Salem Communications Corporation
    (Class A)                                            2,000            18,333
+ Salton, Inc.                                           1,426            52,584
+ Sanchez Computer Associates, Inc.                      1,700            40,375
  Sandy Spring Bancorp, Inc.                             1,498            30,615
+ SangStat Medical Corporation                           2,336            67,452
+ Sanmina Corporation                                        1                34
  Santander BanCorp                                        700             8,925
+ SatCon Technology Corporation                            600            15,269
  Sauer-Danfoss, Inc.                                    1,500            14,640
  Saul Centers, Inc.                                     1,270            20,479
+ Schein Pharmaceutical, Inc.                              300             6,453
+ Scholastic Corporation                                 1,769           108,130
+ School Specialty, Inc.                                 2,898            53,794
  Schweitzer-Manduit International, Inc.                 2,431            30,387
+ SciClone Pharmaceuticals, Inc.                         4,500            57,701
+ Scientific Games Holdings Corp.                        1,656            40,675
+ SciQuest.com, Inc.                                     2,900            32,835
+ The Scotts Company (Class A)                           2,331            85,082
+ Scott Technologies, Inc.                               1,622            27,878
+ SeaChange International, Inc.                          1,800            51,768
  Seacoast Financial Services Corporation                3,308            31,426
+ Secure Computing Corporation                           2,600            48,614
+ Security Capital Group Incorporated
    (Class B)                                            3,951            67,167
+ Seitel, Inc.                                           2,353            19,118
+ Selectica, Inc.                                          400            27,979
  Selective Insurance Group, Inc.                        3,381            64,239
+ Seminis Inc. (Class A)                                 3,400             8,534
+ Semitool, Inc.                                         1,500            25,796
  Senior Housing Properties Trust                        1,600            12,000
+ Sensormatic Electronics Corporation                    9,161           144,858
+ Sequa Corporation (Class A)                              783            29,901
+ Sequenom Inc.                                            900            40,734
+ Sequoia Software Corporation                           1,200            19,512
+ Serena Software Inc.                                   1,938            87,997
  Service Corporation International                     32,200           100,165
+ The Shaw Group Inc.                                    1,500            70,515
+ ShopKo Stores, Inc.                                    3,837            58,994
  Shoreline Financial Corporation                           13               154
+ Shurgard Storage Centers, Inc. (Class A)               3,725            83,812
  Sierra Pacific Resources                               9,972           125,273
+ Silicon Graphics, Inc.                                23,600            86,465
+ Silicon Image, Inc.                                    1,900            94,544
+ Silicon Valley Bancshares                              5,404           230,345
+ Silicon Valley Group, Inc.                             4,304           111,366
+ SilverStream Software, Inc.                            1,300            74,926
+ Simpson Manufacturing Co., Inc.                        1,095            52,355
+ Sinclair Broadcast Group, Inc. (Class A)               5,562            61,182
+ Sirius Satellite Radio Inc.                            4,095           181,460
+ Skechers U.S.A., Inc. (Class A)                        2,400            37,674
  Sky Financial Group, Inc.                              9,874           157,367
  Skyline Corporation                                    1,770            38,055
  SkyWest, Inc.                                          2,983           110,557
+ Smart & Final Inc.                                       100               757
+ SmartDisk Corporation                                    600            16,431
+ SmartServ Online, Inc.                                   600            42,269
+ Smithfield Foods, Inc.                                 7,005           196,578
  Snap-On Incorporated                                   7,500           199,182
  Sodexho Marriott Services, Inc.                        3,300            52,501
+ SoftNet Systems, Inc.                                  4,228            40,694
+ Software Technologies Corporation                        300             9,172
  Solutia Inc.                                          13,900           189,745
+ Somera Communications, Inc.                            3,100            41,881
+ Sonic Automotive, Inc.                                 1,600            16,916
+ Sonic Corp.                                            2,695            79,166
+ Sonic Foundry, Inc.                                    1,700            33,805
+ Sonic Innovations, Inc.                                  100             1,845
+ SonoSite, Inc.                                         1,500            43,046
  Sotheby's Holdings, Inc. (Class A)                     4,700            81,779
+ The Source Information Management
    Company                                              1,956            29,829
  The South Financial Group, Inc.                        4,735            68,657
  South Jersey Industries, Inc.                          1,480            38,480
  Southern Peru Limited                                  3,198            38,976
+ Southern Union Company                                 3,972            62,806
+ Southwest Bancorporation of Texas, Inc.                4,224            87,648
  Southwest Gas Corporation                              3,982            69,685
  Southwest Securities Group, Inc.                       1,672            62,282
  Southwestern Energy Company                            4,412            27,575
  Sovran Self Storage, Inc.                              1,547            33,164
+ Spanish Broadcasting System,
    Inc. (Class A)                                       4,100            83,835
  Spartech Corporation                                   1,950            52,650
+ Specialty Equipment Companies, Inc.                    1,408            38,192
+ SpectraLink Corporation                                1,900            27,569
+ Spectra-Physics Lasers, Inc.                             300            20,947
+ SpeedFam-IPEC, Inc.                                    3,633            66,075
+ Speedway Motorsports, Inc.                             1,300            29,762
  Spiegel Inc.-Cl A                                      1,925            16,362
+ Spinnaker Exploration Company                            500            12,755
+ SportsLine USA, Inc.                                   2,731            46,598
  Springs Industries, Inc. (Class A)                     1,595            51,339
+ Spyglass, Inc.                                         2,310            72,332
  St. Mary Land & Exploration Company                    2,122            89,257
+ Stamps.com Inc.                                        3,400            24,472
  StanCorp Financial Group, Inc.                         3,652           117,320
  Standard Pacific Corp.                                 4,011            40,110
  The Standard Register Company                          1,684            23,997
  Standex International Corporation                      1,490            23,654
+ Stanford Microdevices, Inc.                            1,800            49,918
+ Star Scientific, Inc.                                  4,100            13,366
+ StarBase Corporation                                   6,700            70,417


                                     26 & 27

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

Master Small Cap Index Series (continued)
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
+ StarMedia Network, Inc.                                4,200      $     78,792
+ StarTek, Inc.                                            854            43,020
  State Auto Financial Corporation                         868            10,307
  Staten Island Bancorp, Inc.                            4,676            82,414
+ Station Casinos, Inc.                                  2,982            74,550
+ Steel Dynamics, Inc.                                   6,552            59,378
+ Stein Mart, Inc.                                       2,655            27,214
  Stepan Company                                           460            10,695
+ Stericycle, Inc.                                       2,253            54,072
  Sterling Bancshares, Inc.                              3,306            35,746
+ Steve Madden, Ltd.                                       600             3,869
  Stewart & Stevenson Services, Inc.                     4,425            66,651
  Stewart Enterprises, Inc. (Class A)                    9,300            32,024
  Stewart Information Services Corporation                 464             6,786
+ Stillwater Mining Company                              4,954           138,093
+ Stone Energy Corporation                               2,172           129,777
+ Stoneridge, Inc.                                         807             7,061
+ Storage Technology Corporation                        12,000           129,928
  Storage USA, Inc.                                      3,532           104,194
  Strayer Education, Inc.                                  891            21,384
  The Stride Rite Corporation                            6,954            42,593
+ Structural Dynamics Research Corporation               4,385            66,049
  The Student Loan Corporation                             183             7,686
  Sturm, Ruger & Company, Inc.                           2,567            22,782
+ Suiza Foods Corporation                                3,941           192,616
  Summit Properties Inc.                                 3,128            65,688
+ Summit Technology, Inc.                                6,182           116,685
  Sun Communities, Inc.                                  2,287            76,471
+ Sunbeam Corporation                                    9,260            31,831
+ Sunglass Hut International, Inc.                       4,989            41,003
+ Sunrise Assisted Living, Inc.                          2,446            45,251
+ Sunrise Technologies International, Inc.               6,584            65,840
+ Superconductor Technologies Inc.                       2,400            94,074
+ SuperGen, Inc.                                         3,073           111,396
+ Superior Energy Services, Inc.                         6,800            69,768
  Superior Industries International, Inc.                2,834            72,975
  Superior TeleCom Inc.                                  1,160            11,527
+ Supertex, Inc.                                         1,200            60,162
+ SurModics, Inc.                                          400            10,354
  Susquehanna Bancshares, Inc.                           5,019            71,521
+ Swift Energy Company                                   2,801            79,478
+ Swift Transportation Co., Inc.                         5,332            74,648
+ Switchboard Incorporated                               1,300            12,851
+ Sykes Enterprises, Incorporated                        3,080            39,655
+ SymmetriCom, Inc.                                      2,500            62,838
+ Symyx Technologies                                     2,500           106,236
+ Syncor International Corporation                       1,320            95,040
+ Syntel, Inc.                                             200             2,000
+ Syntroleum Corporation                                 3,512            60,143
+ Systemax Inc.                                          1,240             4,805
+ Systems & Computer Technology
    Corporation                                          4,125            82,500
+ TALK.com, Inc.                                         6,236            36,247
+ THQ Inc.                                               3,082            37,562
+ Take-Two Interactive Software, Inc.                    3,300            39,633
  Tanger Factory Outlet Centers, Inc.                      453            10,645
+ Tanning Technology Corporation                         1,100            21,049
+ Targeted Genetics Corporation                          4,000            59,040
  Taubman Centers, Inc.                                  4,416            48,576
+ Techniclone Corporation                               11,800            44,368
  Technitrol, Inc.                                       1,504           145,700
+ Technology Solutions Company                           5,956            36,853
  Tecumseh Products Company (Class A)                    2,100            80,194
  Tejon Ranch Co.                                          271             6,114
  Tektronix, Inc.                                            9               666
+ Telaxis Communications Corporation                       700            21,795
+ TelCom Semiconductor, Inc.                             1,900            76,494
+ Teledyne Technologies Incorporated                     2,800            46,578
  Teleflex Incorporated                                  4,900           174,773
+ Teligent, Inc. (Class A)                               2,200            51,768
+ Telocity, Inc.                                           300             1,334
  Telxon Corporation                                     2,400            42,624
+ Tenfold Corporation                                    1,320            21,697
  Tennant Company                                        1,334            50,025
  Tenneco Automotive Inc.                                2,700            14,129
+ Terex Corporation                                      3,349            47,305
+ Terremark Worldwide, Inc.                             13,700            66,068
+ Tesoro Petroleum Corporation                           4,202            42,545
+ Tetra Tech, Inc.                                       4,433           101,405
+ Texas Biotechnology Corporation                        5,700           107,645
  Texas Industries, Inc.                                 2,731            78,858
  Texas Regional Bancshares, Inc. (Class A)              1,875            47,578
+ Theragenics Corporation                                3,393            29,052
+ Therma-Wave Inc.                                       1,100            24,417
+ Thermo Cardiosystems Inc.                              1,948            19,480
+ Thermo Ecotek Corporation                                400             3,750
+ Thermo Electron Corporation                              212             4,464
+ Thermo Fibertek Inc.                                     800             3,800
  Thomas Industries Inc.                                 1,986            35,127
  Thor Industries, Inc.                                    883            18,543
+ Thoratec Laboratories Corporation                      1,300            20,894
+ Three-Five Systems, Inc.                               2,700           158,990
+ The Timberland Company (Class A)                       1,096            77,610
  The Timken Company                                     6,389           118,995
+ Titan Pharmaceuticals, Inc.                            2,700           115,790
+ TiVo Inc.                                              2,200            76,747
+ Toll Brothers, Inc.                                    3,196            65,518
+ Tollgrade Communications, Inc.                         1,500           198,578
+ Tom Brown, Inc.                                        4,139            95,456
+ Too Inc.                                               3,500            88,629
+ The Topps Company, Inc.                                5,563            63,974
  The Toro Company                                       1,830            60,276
+ Total Renal Care Holdings, Inc.                        9,526            57,156
+ Tower Automotive, Inc.                                 5,189            64,862
+ Town & Country Trust                                   2,049            35,217
+ Trammell Crow Company                                  3,155            33,916
+ Trans World Entertainment Corporation                  4,654            56,430
+ Transaction Systems Architects,
    Inc. (Class A)                                       4,621            79,135
+ Transkaryotic Therapies, Inc.                          2,741           100,732
+ TransMontaigne Inc.                                    3,391            20,770
+ Travelocity.com Inc.                                   1,953            31,980
  Tredegar Corporation                                   2,786            52,934
+ Trendwest Resorts, Inc.                                  300             4,838
  Trenwick Group Inc.                                    2,136            31,105
+ Trex Company, Inc.                                       510            25,500
+ Triad Guaranty Inc.                                    1,662            38,122
+ Triad Hospitals, Inc.                                  4,775           115,495
+ Triangle Pharmaceuticals, Inc.                         4,101            37,165
+ Triarc Companies, Inc.                                 2,331            47,785
+ Trico Marine Services, Inc.                            2,600            32,851
+ Tricord Systems, Inc.                                  2,600            46,664
+ Trimble Navigation Limited                             2,979           145,412
+ Trimeris, Inc.                                         2,100           146,627
  Trinity Industries, Inc.                               5,078            93,943
+ Triumph Group, Inc.                                    1,512            42,147
+ The TriZetto Group, Inc.                               2,100            33,752
  The Trust Company of New Jersey                        2,095            38,234
  TrustCo Bank Corp NY                                   6,320            79,000
  Trustmark Corporation                                  7,900           136,951
  Tucker Anthony Sutro Corporation                       2,071            37,278
+ Tuesday Morning Corp.                                    601             6,310
+ Tularik Inc.                                           1,100            32,324
+ Tumbleweed Communications Corporation                  1,000            50,760
  Tupperware Corporation                                 7,453           163,966
+ Tut Systems, Inc.                                      2,065           118,479
+ Tweeter Home Entertainment Grp                         1,664            50,544
+ Twinlab Corporation                                    2,771            17,665
+ UCAR International Inc.                                5,814            75,945
+ UCBH Holdings, Inc.                                      700            18,601
  UGI Corporation                                        3,543            72,631
+ UICI                                                   4,946            32,458
  UMB Financial Corporation                              2,046            67,134
+ UNOVA, Inc.                                            5,547            40,562
+ URS Corporation                                        1,689            25,757
+ U.S. Aggregates, Inc.                                    100             1,801
  U.S.B. Holding Co., Inc.                               2,163            30,552
+ U.S. Can Corporation                                     542             9,417
  U.S. Industries, Inc.                                 10,400           124,939
+ U.S. Interactive, Inc.                                 1,600            20,516
+ US LEC Corp. (Class A)                                 1,555            26,435
+ US Oncology, Inc.                                     11,111            55,555
+ U.S. Wireless Corporation                              1,500            31,890
  USEC Inc.                                             11,789            54,524
  USFreightways Corporation                              3,600            88,425
+ UTI Energy Corp.                                       1,741            69,858
+ Ulticom, Inc.                                            200             4,780
+ Ultimate Electronics, Inc.                             1,400            37,355
+ Ultratech Stepper, Inc.                                3,352            49,861
+ Unifi, Inc.                                            7,746            95,857
+ Unify Corporation                                      2,800            23,653
+ Unigraphics Solution Inc.                                229             4,465
+ Uniroyal Technology Corporation                        1,100            12,042
  UniSource Energy Corporation                           4,003            60,045
+ Unit Corporation                                       3,200            42,832
  United Asset Management Corporation                    6,312           147,543
+ United Auto Group, Inc.                                  729             6,652
  United Bankshares, Inc.                                5,146            93,593
  United Community Financial Corp.                       5,781            38,480
  United Dominion Realty Trust, Inc.                    13,226           145,486
  The United Illuminating Company                        1,955            85,531
  United National Bancorp                                2,060            37,852
+ United Natural Foods, Inc.                             1,100            15,125
+ United Rentals, Inc.                                   3,700            63,271
+ United Stationers, Inc.                                4,135           133,871
  United Television, Inc.                                  497            63,989
+ United Therapeutics Corporation                        1,700           184,042
  United Water Resources Inc.                            3,584           124,992
+ Universal Compression Holdings, Inc.                   1,100            36,724
  Universal Corporation                                  3,585            75,733
+ Universal Display Corporation                          1,900            56,188
+ Universal Electronics Inc.                             1,300            31,782
  Universal Foods Corporation                            6,229           115,236
  Universal Forest Products, Inc.                          848            11,660
  Urban Shopping Centers, Inc.                           1,353            45,579
+ VASCO Data Security International, Inc.                  900            12,215


                                     28 & 29

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)

Master Small Cap Index Series (concluded)
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)
                                                        Shares
  Issue                                                  Held            Value
================================================================================
+ VIA NET.WORKS, Inc.                                    1,500      $     22,984
+ VISX, Incorporated                                     6,900           193,321
+ VIVUS, Inc.                                            5,100            34,795
+ Vail Resorts, Inc.                                     1,952            31,842
+ Valence Technology, Inc.                               3,270            60,291
+ Valentis, Inc.                                         2,900            33,742
  Valhi, Inc.                                            1,000            10,375
  Valmont Industries, Inc.                               1,887            37,504
  The Valspar Corporation                                4,800           162,000
+ Value City Department Stores, Inc.                       748             7,106
  Value Line, Inc.                                         300            11,550
+ ValueVision International, Inc. (Class A)              4,898           117,552
+ Vans, Inc.                                               800            11,608
+ Varian Inc.                                            4,404           203,134
+ Varian Medical Systems, Inc.                           4,013           157,009
+ Varian Semiconductor Equipment
    Associates, Inc.                                     4,067           255,458
+ Vasomedical, Inc.                                      4,700            21,638
+ VaxGen, Inc.                                             600            13,056
  Vector Group Ltd.                                      1,039            15,325
  Vectren Corporation                                    7,859           135,568
+ Veeco Instruments Inc.                                 3,019           221,142
+ Venator Group, Inc.                                   17,600           178,986
+ Ventana Medical Systems, Inc.                          1,338            31,443
  Ventas, Inc.                                           7,911            25,216
+ Ventiv Health, Inc.                                    2,000            22,250
+ Ventro Corporation                                     2,500            46,900
+ Veritas DGC Inc.                                       3,272            85,072
+ Verity, Inc.                                           3,662           139,156
+ Versata, Inc.                                            400            16,079
+ Vertel Corporation                                     3,900            67,802
+ Vertex Interactive, Inc.                                 800             8,058
+ Veterinary Centers of America, Inc.                    3,351            46,076
+ Viador Inc.                                            1,900            29,944
+ The viaLink Company                                    1,500            15,296
+ Viant Corporation                                      4,800           141,648
+ ViaSat, Inc.                                             800            43,308
+ Viasystems Group, Inc.                                 5,100            81,970
+ Viatel, Inc.                                           6,414           183,200
+ Vical Incorporated                                     2,504            48,202
+ Vicinity Corporation                                     600            11,706
+ Vicor Corporation                                      2,550            88,772
  Vintage Petroleum, Inc.                                6,264           141,331
+ Visual Networks, Inc.                                  3,166            90,231
  Vital Signs, Inc.                                        358             6,489
+ Volt Information Sciences, Inc.                          717            23,616
+ Voyager.net, Inc.                                        500             3,943
+ Vyyo Inc.                                                600            16,131
  WD-40 Company                                          2,315            48,036
+ WESCO International, Inc.                              2,527            24,164
+ WFS Financial Inc.                                       600            10,281
  W Holding Company, Inc.                                3,501            28,883
  W.H. Brady Co.                                         2,233            72,572
+ WMS Industries Inc.                                    2,867            44,259
  WPS Resources Corporation                              3,026            90,969
+ W.R. Grace & Co.                                       8,340           101,122
  Wabash National Corporation                            3,181            37,973
  Wabtec Corporation                                     3,544            36,769
+ The Wackenhut Corporation (Class A)                    2,003            25,914
  Wallace Computer Services, Inc.                        5,024            49,612
  Walter Industries, Inc.                                4,262            48,747
  The Warnaco Group, Inc.                                7,400            56,603
  Washington Federal, Inc.                               6,975           127,294
  Washington Gas Light Company                           5,980           143,894
  Washington Real Estate Investment Trust                4,555            81,421
+ Waste Connections, Inc.                                2,613            51,607
+ WatchGuard Technologies, Inc.                          1,300            71,269
  Watsco, Inc.                                           2,655            33,187
  Watts Industries, Inc. (Class A)                       2,424            30,603
  Wausau-Mosinee Paper Corporation                       6,703            57,394
+ Wave Systems Corp. (Class A)                           5,963            94,290
+ WebLink Wireless, Inc.                                 6,762            89,596
+ Websense, Inc.                                           300             7,539
  Webster Financial Corporation                          5,962           132,282
+ WebTrends Corporation                                  1,792            69,328
+ Weingarten Realty Investors                            3,426           138,325
+ Weirton Steel Corporation                              2,200             6,897
  Wellman, Inc.                                          4,572            74,009
  Wells Fargo Company                                      568            22,010
  Werner Enterprises, Inc.                               4,397            50,840
  WesBanco, Inc.                                         2,457            59,582
+ Wesley Jessen VisionCare, Inc.                         2,519            94,620
  West Pharmaceuticial Services, Inc.                    1,365            29,518
+ Westamerica Bancorp                                    4,700           122,788
  Westcorp                                                 983            11,734
+ Westell Technologies, Inc.                             2,288            34,320
+ Western Digital Corporation                           17,633            88,165
  Western Gas Resources, Inc.                            1,947            40,887
  Western Properties Trust                               2,225            26,422
  Western Resources, Inc.                                9,500           146,158
  Westfield America, Inc.                                2,941            39,887
  WestPoint Stevens Inc.                                 4,300            47,792
+ White Electronic Designs Corporation                   1,200            15,087
+ Whitehall Jewellers, Inc.                              1,763            32,836
  Whitney Holding Corporation                            2,904            99,281
+ Whole Foods Market, Inc.                               3,431           141,743
+ Wild Oats Markets, Inc.                                3,317            41,670
+ Wilsons The Leather Experts Inc.                         600             8,744
+ Wink Communications, Inc.                              2,400            72,924
  Winnebago Industries, Inc.                             1,795            23,447
+ Wisconsin Central Transportation
    Corporation                                          6,740            87,620
+ Wit Soundview Group, Inc.                              8,400            89,203
+ Wolverine Tube, Inc.                                   1,139            19,363
  Wolverine World Wide, Inc.                             6,329            62,499
  Woodhead Industries, Inc.                                900            16,322
  Woodward Governor Company                                544            15,402
+ World Access, Inc.                                     7,138            78,964
+ World Wrestling Federation
    Entertainment, Inc.                                    900            18,628
+ WorldGate Communications, Inc.                         1,971            34,985
+ Worldpages.com Inc.                                    3,427            20,562
  Worthington Industries, Inc.                           9,194            96,537
+ Wyndham International--Cia                            18,464            46,160
  Wynn's International, Inc.                             2,387            54,155
+ XM Satellite Radio Holdings Inc. (Class A)             1,200            44,787
  X-Rite, Incorporated                                   1,200            10,812
+ XTRA Corporation                                       1,822            71,855
+ Xceed Inc.                                             2,375            21,672
+ Xircom, Inc.                                           3,447           163,733
+ Xpedior Incorporated                                     700             9,588
+ Xybernaut Corporation                                  4,700            52,041
+ The Yankee Candle Company, Inc.                        1,400            30,114
+ Yellow Corporation                                     3,953            58,060
  York International Corporation                         4,400           110,732
+ Young Broadcasting Inc. (Class A)                      1,333            34,241
+ Zale Corporation                                       4,500           164,250
+ Zebra Technologies Corporation (Class A)               3,327           147,428
  Zenith National Insurance Corp.                        1,141            24,246
+ Ziff-Davis Inc.                                        3,271            29,439
+ ZixIt Corporation                                      2,149            98,988
+ Zoll Medical Corporation                               1,300            63,551
+ Zomax Incorporated                                     3,608            47,129
+ Zoran Corporation                                      1,700           111,898
+ Z-Tel Technologies, Inc.                               1,400            16,639
+ Zygo Corporation                                       1,500           136,046
  ------------------------------------------------------------------------------
  Total Common Stocks (Cost--$122,591,988)--81.9%                    122,310,023
================================================================================

SHORT-TERM OBLIGATIONS

Commercial Paper*

  Face
  Amount                          Issue
================================================================================
$7,000,000   Associates First Capital Corp., 7% due 7/03/2000          6,997,278
 7,000,000   The CIT Group Holdings, Inc., 7.05% due 7/03/2000         6,997,258
 6,000,000   General Electric Capital Corp., 6.90% due 7/03/2000       5,997,700
 5,741,000   General Motors Acceptance Corp., 7.13% due 7/03/2000      5,738,726
================================================================================
 Total Short-Term Obligations (Cost--$25,730,962)--17.2%              25,730,962
================================================================================
 Total Investments (Cost--$148,322,950)--99.1%                       148,040,985
 Variation Margin on Financial Futures Contracts**--0.2%                 349,065
 Other Assets Less Liabilities--0.7%                                     986,746
                                                                    ------------
 Net Assets--100.0%                                                 $149,376,796
                                                                    ============
================================================================================

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
+  Non-income producing security.
** Financial futures contracts purchased as of June 30, 2000 were as follows:

   -----------------------------------------------------------------------------
   Number of                                Expiration
   Contracts            Issue                  Date                    Value
   -----------------------------------------------------------------------------
      100            Russell 2000          September 2000            $26,130,000
   -----------------------------------------------------------------------------
   (Total Contract Price--$26,027,091)                               $26,130,000
                                                                     ===========
   -----------------------------------------------------------------------------

See Notes to Financial Statements.


                                    30 & 31

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER
SMALL CAP
INDEX SERIES   As of June 30, 2000
=========================================================================================================================
Assets:        Investments, at value (identified cost--$148,322,950) ..................                      $148,040,985
               Cash ...................................................................                            90,975
               Cash on deposit for financial futures contracts ........................                         1,870,000
               Receivables:
                  Securities sold .....................................................   $ 43,539,352
                  Contributions .......................................................        461,312
                  Variation margin ....................................................        349,065
                  Dividends ...........................................................         50,457         44,400,186
                                                                                          ------------
               Deferred organization expenses .........................................                             2,933
               Prepaid expenses and other assets ......................................                            38,850
                                                                                                             ------------
               Total assets ...........................................................                       194,443,929
                                                                                                             ------------
=========================================================================================================================
Liabilities:   Payables:
                  Securities purchased ................................................     44,717,465
                  Withdrawals .........................................................        322,569
                  Investment adviser ..................................................         13,695         45,053,729
                                                                                          ------------
               Accrued expenses and other liabilities .................................                            13,404
                                                                                                             ------------
               Total liabilities ......................................................                        45,067,133
                                                                                                             ------------
=========================================================================================================================
Net Assets:    Net assets .............................................................                      $149,376,796
                                                                                                             ============
=========================================================================================================================
Net Assets     Partners' capital ......................................................                      $149,555,852
Consist of:    Unrealized depreciation on investments--net ............................                          (179,056)
                                                                                                             ------------
               Net assets .............................................................                      $149,376,796
                                                                                                             ============
=========================================================================================================================

See Notes to Financial Statements.


STATEMENT OF OPERATIONS

MASTER
SMALL CAP
INDEX SERIES         For the Six Months Ended June 30, 2000
=========================================================================================================================
Investment Income:   Interest and discount earned .....................................                      $    644,635
                     Dividends (net of $281 foreign withholding tax) ..................                           586,551
                                                                                                             ------------
                     Total income .....................................................                         1,231,186
                                                                                                             ------------
=========================================================================================================================
Expenses:            Professional fees ................................................   $     20,589
                     Custodian fees ...................................................         14,829
                     Accounting services ..............................................          9,604
                     Investment advisory fees .........................................          6,911
                     Amortization of organization expenses ............................          1,171
                     Pricing fees .....................................................            423
                     Trustees' fees and expenses ......................................            231
                     Other ............................................................            829
                                                                                          ------------
                     Total expenses before reimbursement ..............................         54,587
                     Reimbursement of expenses ........................................         (1,561)
                                                                                          ------------
                     Total expenses after reimbursement ...............................                            53,026
                                                                                                             ------------
                     Investment income--net ...........................................                         1,178,160
                                                                                                             ------------
=========================================================================================================================
Realized &           Realized gain from investments--net ..............................                        14,484,121
Unrealized Gain      Change in unrealized appreciation/depreciation on investments--net                       (12,811,798)
(Loss) On                                                                                                    ------------
Investments--Net:    Net Increase in Net Assets Resulting from Operations .............                      $  2,850,483
                                                                                                             ============
=========================================================================================================================

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

MASTER                                                                                    For the Six          For the
SMALL CAP                                                                                Months Ended        Year Ended
INDEX SERIES       Increase (Decrease) in Net Assets:                                    June 30, 2000      Dec. 31, 1999
=========================================================================================================================
Operations:        Investment income--net .............................................   $  1,178,160       $  1,660,469
                   Realized gain on investments--net ..................................     14,484,121          4,277,316
                   Change in unrealized appreciation/depreciation on investments--net .    (12,811,798)        12,859,318
                                                                                          ------------       ------------
                   Net increase in net assets resulting from operations ...............      2,850,483         18,797,103
                                                                                          ------------       ------------
=========================================================================================================================
Net Capital        Increase in net assets derived from net capital contributions ......     31,727,152         12,171,403
Contributions:                                                                            ------------       ------------
=========================================================================================================================
Net Assets:        Total increase in net assets .......................................     34,577,635         30,968,506
                   Beginning of period ................................................    114,799,161         83,830,655
                                                                                          ------------       ------------
                   End of period* .....................................................   $149,376,796       $114,799,161
                                                                                          ============       ============
=========================================================================================================================
                 * Undistributed investment income--net ...............................   $  4,772,641       $  3,594,481
                                                                                          ============       ============
=========================================================================================================================

See Notes to Financial Statements.


                                    32 & 33

                               Merrill Lynch Small Cap Index Fund, June 30, 2000

FINANCIAL HIGHLIGHTS

                                                                                             For the Year
MASTER                                                                    For the Six        Ended Dec. 31,         For the Period
SMALL CAP           The following ratios have been derived from          Months Ended    ----------------------     April 9, 1997+
INDEX SERIES        information provided in the financial statements.    June 30, 2000      1999        1998       to Dec. 31, 1997
====================================================================================================================================
Ratios to Average   Expenses, net of reimbursement ....................          .08%*         .14%        .17%                .18%*
Net Assets:                                                                  =========    =========   =========             ========
                    Expenses ..........................................          .08%*         .17%        .28%                .29%*
                                                                             =========    =========   =========             ========
                    Investment income--net ............................         1.70%*        1.83%       1.46%               1.78%*
                                                                             =========    =========   =========             ========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..........      $ 149,377    $ 114,799   $  83,831             $ 95,745
Data:                                                                        =========    =========   =========             ========
                    Portfolio turnover ................................         46.34%       51.20%      48.16%               16.45%
                                                                             =========    =========   =========             ========
====================================================================================================================================

* Annualized.
+ Commencement of operations.

  See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

MASTER SMALL CAP INDEX SERIES

1. Significant Accounting Policies:

Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2000, FAM earned fees of $6,911, of which $1,561 were voluntarily waived.

For the six months ended June 30, 2000, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., earned $51 in commissions on the executing of all portfolio security transactions.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $79,093,510 and $53,665,172, respectively.

Net realized gains for the six months ended June 30, 2000 and net unrealized gains (losses) as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                    Gains         Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ...................        $13,413,625        $  (281,965)
Financial futures contracts .............          1,070,496            102,909
                                                 -----------        -----------
Total ...................................        $14,484,121        $  (179,056)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $281,965, of which $12,742,782 related to appreciated securities and $13,024,747 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $148,322,950.


                                    34 & 35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 3--6/00

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